N-6	Apr. 21, 2026 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	John Hancock Life Insurance Co USA Separate Account A
Entity Central Index Key	0000801019
Entity Investment Company Type	N-6
Document Period End Date	Apr. 21, 2026
Amendment Flag	false
Accumulation Variable Universal Life 2025 Employer Market
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES AND EXPENSES
Charges for Early Withdrawals
There are surrender charges assessed upon surrender, withdrawal, or policy lapse in the first twelve policy years from the Policy Date. The maximum surrender charge is 5.389% of Base Face Amount. For example, if the Base
Face Amount is $100,000, the highest possible surrender charge would be
$5,389.
FEE TABLE Deductions from policy value
Transaction Charges
In addition to surrender charges (if applicable), you may also be charged for the following transactions:

A premium charge will be deducted from each premium paid.

A transfer fee may be deducted upon transfers into or out of a variable investment account after you have made more than 12 such transfers in a year.
FEE TABLE Deductions from premium payments Deductions from policy value
Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, you will also be subject to certain ongoing fees and expenses, including a cost of insurance charge, administrative charge, Base Face Amount charge, Supplemental Face
Amount charge, indexed performance charge, policy loan costs, and supplementary benefit rider charges. Some of these fees and expenses are based wholly or in part on the characteristics of the insured person (e.g., age, sex, and underwriting classification).

You should view the “policy specifications” page of your policy for rates applicable to your policy.

				FEE TABLE Deductions from policy value
	You will also bear expenses associated with the portfolios under the policy, as shown in the following table:			Charges at the portfolio level APPENDIX
	Annual Fee	Minimum	Maximum
	Variable investment accounts (portfolio fees and expenses)	0.39%	1.19%

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
There are surrender charges assessed upon surrender, withdrawal, or policy lapse in the first twelve policy years from the Policy Date. The maximum surrender charge is 5.389% of Base Face Amount. For example, if the Base
Face Amount is $100,000, the highest possible surrender charge would be
$5,389.
FEE TABLE Deductions from policy value

Surrender Charge Phaseout Period, Years | yr	12
Surrender Charge (of Amount Surrendered) Maximum [Percent]	5.389%
Surrender Charge Example Maximum [Dollars]	$ 5,389
Transaction Charges [Text Block]
Transaction Charges
In addition to surrender charges (if applicable), you may also be charged for the following transactions:

A premium charge will be deducted from each premium paid.

A transfer fee may be deducted upon transfers into or out of a variable investment account after you have made more than 12 such transfers in a year.
FEE TABLE Deductions from premium payments Deductions from policy value

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, you will also be subject to certain ongoing fees and expenses, including a cost of insurance charge, administrative charge, Base Face Amount charge, Supplemental Face
Amount charge, indexed performance charge, policy loan costs, and supplementary benefit rider charges. Some of these fees and expenses are based wholly or in part on the characteristics of the insured person (e.g., age, sex, and underwriting classification).

You should view the “policy specifications” page of your policy for rates applicable to your policy.

				FEE TABLE Deductions from policy value
	You will also bear expenses associated with the portfolios under the policy, as shown in the following table:			Charges at the portfolio level APPENDIX
	Annual Fee	Minimum	Maximum
	Variable investment accounts (portfolio fees and expenses)	0.39%	1.19%

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.39%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.19%
Risks [Table Text Block]
RISKS
Risk of Loss	You can lose money by investing in this policy.	PRINCIPAL RISKS OF INVESTING IN A POLICY
Not a Short- Term Investment
This policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The policy is unsuitable as a short-term savings vehicle because of substantial policy-level charges, including the premium charge and the surrender charge, as well as potential adverse tax consequences from such short-term use.
Early Surrender or Withdrawal Risk/Not a Short-Term Investment
Risks Associated with Investment Options
An investment in this policy is subject to the risk of poor
performance and can vary depending on the performance of the account allocation options available under the policy (e.g., portfolios). Each such option (including the fixed account and indexed accounts) will have its own unique risks, and you should review these options before making an allocation decision. You can find the prospectuses and other information about the portfolios at
dfinview.com/JohnHancock/PUFT/AVUL2025EM.
Investment Risk/Risk of Loss Risks Associated with Indexed Accounts
Insurance Company Risks
Your investment in the policy is subject to risks related to John
Hancock USA, including that the obligations, the fixed account and indexed accounts, guarantees, or benefits are subject to the claims-
paying ability of John Hancock USA. Information about John
Hancock USA, including its financial strength ratings, is available upon request from your John Hancock USA representative. Our
current financial strength ratings can also be obtained by contacting the Service Office at 1-800-732-5543.
Depositor Registrant
Policy Lapse
Unless the No-Lapse Guarantee is in effect, this policy will go into default if at the beginning of any policy month the policy’s net cash surrender value would be zero or below after deducting the monthly deductions then due. The “net cash surrender value” is your policy value, less any policy debt, and less any applicable surrender charges.
This can happen as a result of insufficient premium payments, poor performance of the variable or general account options you have chosen, withdrawals, or unpaid loans or loan interest. If a default is not cured within a 61-day grace period, your policy will lapse without value, and no death benefit or other benefits will be payable. You can apply to reinstate a policy that has gone into default, subject to conditions including payment of a specified amount of additional premiums.
Lapse and Reinstatement

Investment Restrictions [Text Block]	There are restrictions that may limit the variable investment account options and general account options, the fixed account and indexed accounts that you may choose, as well as limitations on the transfer of policy value among those options. These restrictions may include a monthly limit on the number of transfers you may make. We may also impose additional restrictions to discourage market timing and disruptive trading activity.In particular, your allocation options will be affected if you elect to take a loan or receive benefits under certain supplementary benefit riders.Among other things, the policy also allows us to eliminate the shares of a portfolio or substitute shares of another new or existing portfolio, subject to applicable legal requirements.
Optional Benefit Restrictions [Text Block]	There are restrictions and limitations relating to optional benefits, as well as conditions under which an optional benefit may be modified or terminated by us. For example, certain supplementary benefit riders may be subject to underwriting, and your election of an option may result in restrictions upon some of the policy benefits, including availability of investment options.Availability of certain optional benefits may vary due to state limitations. See the Material State Variations table for more information.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy. There is no additional tax benefit to you if the policy is purchased through a tax-qualified plan. If we pay out any amount of your policy value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you’ve paid and not subjected to income tax, with any portion not treated as a return of your premiums includible in your income. Distributions also are subject to tax penalties under some circumstances. If your policy is a modified endowment contract, distributions, including policy loans, are treated as coming first from the gain in the policy and are includible in your income.
Investment Professional Compensation [Text Block]	Some investment professionals may receive compensation for selling the policy, including by means of commissions and revenue sharing arrangements. These investment professionals may have a financial incentive to offer or recommend this policy over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new policy in place of the one you already own, and you should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.
Item 4. Fee Table [Text Block]	The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the policy. Please refer to your policy specifications for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender or make withdrawals from the policy, or transfer policy value between investment options.
TRANSACTION FEES
Charge	When Charge is Deducted	Amount Deducted
Maximum premium charge	Upon payment of premium	7% of each premium paid(1)
Surrender charge(2)	Upon surrender or policy lapse
Minimum charge		$19.16 per $1,000 of Base Face Amount
Maximum charge		$53.89 per $1,000 of Base Face Amount
Charge for a representative insured person	$30.96 per $1,000 of Base Face Amount
Transfer fee(3)	Upon each transfer into or out of a variable investment account beyond an annual limit of twelve	$25
Cash Value Enhancement Rider(4)	Upon payment of premium	3% of premiums paid
Overloan Protection Rider(5)	At exercise of benefit
Minimum charge		0.04%
Maximum charge		8.00%
Accelerated Benefit Rider	At exercise of benefit	$150.00
(1) This charge is 7% of each premium paid in years 1-20 and 2% of each premium paid in years 21 and thereafter. (2) A surrender charge is applicable for twelve policy years from the Policy Date, and varies based upon the sex, issue age and duration, and risk classification of the insured person. The minimum charge shown is for a 18 year old female standard nonsmoker underwriting risk. The maximum charge shown is the amount in month one in the first policy year for a 64 year old male standard smoker underwriting risk. The charge for the representative insured person is for a 45 year old male standard nonsmoker underwriting risk. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (3) This charge is not currently imposed, but we reserve the right to do so in the policy. (4) The charge for this rider is a percentage of premium which is deducted at the same time as the Premium charge when premiums are paid in years 1 through 10. (5) The charge for this rider is determined as a percentage of unloaned account value. The rates vary by the attained age of the insured person at the time of exercise. The rates also differ according to the tax qualification test elected at issue. The minimum rate shown is for an insured person who has reached attained age 100 and the guideline premium test or the cash value accumulation test has been elected. The maximum rate shown is for an insured person who has reached attained age 75 and the cash value accumulation test has been elected. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.
PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Base Policy Charges:
Cost of Insurance(1):	Monthly
Minimum charge		$0.01 per $1,000 of NAR
Maximum charge		$83.33 per $1,000 of NAR
Charge for a representative insured person	$0.22 per $1,000 of NAR
PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Administrative charge	Monthly	$20.00
Base Face Amount charge(2):	Monthly
Minimum charge		$0.15 per $1,000 of Base Face Amount
Maximum charge		$4.94 per $1,000 of Base Face Amount
Charge for a representative insured person		$0.35 per $1,000 of Base Face Amount
Supplemental Face Amount charge(3):	Monthly
Minimum charge		$0.01 per $1,000 of Supplemental Face Amount
Maximum charge		$3.35 per $1,000 of Supplemental Face Amount
Charge for a representative insured person		$0.01 per $1,000 of Supplemental Face Amount
Indexed Performance charge(4)	Monthly	1.50% annually (0.135% monthly) applied to the policy value in the High Capped Indexed Account
Maximum Standard Loan interest rate(5)	Accrues daily Payable annually	3.25% annual rate
Maximum Index Loan interest rate(6)	Accrues daily Payable annually	15% annual rate
Optional Benefit Charges:
Healthy Engagement Rider	Monthly	$2
Return of Premium Death Benefit Rider(7)	Monthly
Minimum charge		$0.01 per $1,000 of NAR
Maximum charge		$83.33 per $1,000 of NAR
Charge for representative insured person		$0.22 per $1,000 of NAR
Defined Benefit Chronic Illness Rider(8)	Monthly
Minimum charge		$0.01 per $1,000 of NAR
Maximum charge		$35.36 per $1,000 of NAR
Charge for representative insured person		$0.04 per $1,000 of NAR
(1) The “cost of insurance” charge is determined by multiplying the net amount of insurance for which we are at risk (the “NAR”) by the applicable cost of insurance rate. The rates vary widely depending upon age at issue, the length of time the policy has been in effect, the insurance risk characteristics of the insured person and (generally) the gender of the insured person. The minimum rate shown is the rate in the first policy year for a 18 year old female standard non-smoker underwriting risk. The maximum rate shown is the rate in the thirteenth policy year for a 80 year old male standard smoker underwriting risk. The representative insured person rate shown is for a 45 year old male standard non-smoker underwriting risk with a policy in the first policy year. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (2) This charge is determined by multiplying the Base Face Amount at issue by the applicable rate. The rates vary by the sex, age, risk classification, and death benefit option at issue of the insured person. The charge also varies by policy year. The minimum rate shown is the rate in the first policy year for a 20 year old female standard non-smoker underwriting risk with death benefit Option 1. The maximum rate shown is the rate in the fourth policy year for an 80 year old male standard smoker with death benefit Option 2. The representative insured person rate shown is the rate in the first policy year for a 45 year old male standard non-smoker with death benefit Option 2. This charge continues for a maximum of 25 years. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (3) This charge is determined by multiplying the greater of the amount of Supplemental Face Amount at issue and the current amount of Supplemental Face Amount by the applicable rate. The rates vary by the sex, age, and risk classification of the insured person. The charge also varies by policy year. The minimum rate shown is the rate in the first policy year for a 45 year old male standard non-smoker. The maximum rate shown is the rate in the fourth policy year for a 80 year old male standard smoker. The representative insured person rate shown is the rate in the first policy year for a 45 year old male standard non-smoker. This charge continues for a maximum of 25 years. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (4) This charge is determined by multiplying the portion of policy value held in the segments of the High Capped Indexed Account by the applicable rate. The charge determined does not apply to policy value held in the other indexed accounts, the variable investment accounts, or any fixed account. (5) The maximum effective annual interest rate we can charge for the Standard Loan account is 3.25% for policy years 1-10 and 2.25% for policy years 11 and thereafter. The minimum interest that the loan account will earn is equal to the difference between the maximum annual interest rate we charge for the loan minus the Maximum Loan Interest Credited Differential. The “Maximum Loan Interest Credited Differential” is the difference between the annual interest rate we charge for the loan minus the interest rate we credit for the loan. (6) The maximum annual interest rate for an Index Loan is variable but will never exceed the maximum loan interest shown. We set this rate each year at your policy anniversary and it does not change during the Policy Year. (7) The Return of Premium Death Benefit Rider charge is determined by multiplying the NAR by the applicable cost of insurance rate. The rates vary widely depending upon the length of time the policy has been in effect, the insurance risk characteristics of the insured person and (generally) the sex of the insured person. The minimum rate shown is the rate in the first policy year for a 18 year old female standard non-smoker underwriting risk. The maximum rate shown is the rate in the thirteenth policy year for an 80 year old male substandard smoker underwriting risk. The representative insured person rate shown is for a 45 year old male standard non-smoker underwriting risk with a policy in the first policy year. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (8) The charge for this rider is determined by multiplying NAR by the applicable rate. The rates vary by the chronic illness insurance risk characteristics of the insured person, the Monthly Acceleration Percentage selected, and the policy duration. The “Monthly Acceleration Percentage” is a percentage of the maximum amount you can accelerate each month. The minimum rate shown is the rate in the first policy year for a 20-year-old male super preferred non-smoker underwriting risk with a 1% Monthly Acceleration Percentage. The maximum rate shown is the rate in policy year 41 for a policy issued to cover an 80-year-old male substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The representative insured person rate shown is for a 45-year-old male standard nonsmoker underwriting risk with a policy in the first policy year with a 4% Monthly Acceleration Percentage. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.The next item shows the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the time that you own the policy. A complete list of the portfolios available under the policy, including their annual expenses, may be found at the back of this document.
Annual Portfolio Expenses	Minimum	Maximum
Range of expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.39%	1.19%

Transaction Expenses [Table Text Block]
TRANSACTION FEES
Charge	When Charge is Deducted	Amount Deducted
Maximum premium charge	Upon payment of premium	7% of each premium paid(1)
Surrender charge(2)	Upon surrender or policy lapse
Minimum charge		$19.16 per $1,000 of Base Face Amount
Maximum charge		$53.89 per $1,000 of Base Face Amount
Charge for a representative insured person	$30.96 per $1,000 of Base Face Amount
Transfer fee(3)	Upon each transfer into or out of a variable investment account beyond an annual limit of twelve	$25
Cash Value Enhancement Rider(4)	Upon payment of premium	3% of premiums paid
Overloan Protection Rider(5)	At exercise of benefit
Minimum charge		0.04%
Maximum charge		8.00%
Accelerated Benefit Rider	At exercise of benefit	$150.00
(1) This charge is 7% of each premium paid in years 1-20 and 2% of each premium paid in years 21 and thereafter. (2) A surrender charge is applicable for twelve policy years from the Policy Date, and varies based upon the sex, issue age and duration, and risk classification of the insured person. The minimum charge shown is for a 18 year old female standard nonsmoker underwriting risk. The maximum charge shown is the amount in month one in the first policy year for a 64 year old male standard smoker underwriting risk. The charge for the representative insured person is for a 45 year old male standard nonsmoker underwriting risk. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (3) This charge is not currently imposed, but we reserve the right to do so in the policy. (4) The charge for this rider is a percentage of premium which is deducted at the same time as the Premium charge when premiums are paid in years 1 through 10. (5) The charge for this rider is determined as a percentage of unloaned account value. The rates vary by the attained age of the insured person at the time of exercise. The rates also differ according to the tax qualification test elected at issue. The minimum rate shown is for an insured person who has reached attained age 100 and the guideline premium test or the cash value accumulation test has been elected. The maximum rate shown is for an insured person who has reached attained age 75 and the cash value accumulation test has been elected. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Sales Load, Description [Text Block]	Maximum premium charge
Sales Load, When Deducted [Text Block]	Upon payment of premium
Sales Load (of Premium Payments), Maximum [Percent]	7.00%
Sales Load, Footnotes [Text Block]	This charge is 7% of each premium paid in years 1-20 and 2% of each premium paid in years 21 and thereafter.
Deferred Sales Charge, Description [Text Block]	Surrender charge(2)
Deferred Sales Charge, When Deducted [Text Block]	Upon surrender or policy lapse
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	53.89%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	30.96%
Deferred Sales Load (of Amount Surrendered), Minimum [Percent]	19.16%
Deferred Sales Load, Footnotes [Text Block]
Charge for a representative insured person	$30.96 per $1,000 of Base Face Amount
A surrender charge is applicable for twelve policy years from the Policy Date, and varies based upon the sex, issue age and duration, and risk classification of the insured person. The minimum charge shown is for a 18 year old female standard nonsmoker underwriting risk. The maximum charge shown is the amount in month one in the first policy year for a 64 year old male standard smoker underwriting risk. The charge for the representative insured person is for a 45 year old male standard nonsmoker underwriting risk. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Transfer Fees, Description [Text Block]	Transfer fee(3)
Transfer Fees, When Deducted [Text Block]	Upon each transfer into or out of a variable investment account beyond an annual limit of twelve
Transfer Fee, Current [Dollars]	$ 25
Transfer Fee, Footnotes [Text Block]	This charge is not currently imposed, but we reserve the right to do so in the policy.
Periodic Charges [Table Text Block]	The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.
PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Base Policy Charges:
Cost of Insurance(1):	Monthly
Minimum charge		$0.01 per $1,000 of NAR
Maximum charge		$83.33 per $1,000 of NAR
Charge for a representative insured person	$0.22 per $1,000 of NAR
PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO EXPENSES
Charge	When Charge is Deducted	Amount Deducted
Administrative charge	Monthly	$20.00
Base Face Amount charge(2):	Monthly
Minimum charge		$0.15 per $1,000 of Base Face Amount
Maximum charge		$4.94 per $1,000 of Base Face Amount
Charge for a representative insured person		$0.35 per $1,000 of Base Face Amount
Supplemental Face Amount charge(3):	Monthly
Minimum charge		$0.01 per $1,000 of Supplemental Face Amount
Maximum charge		$3.35 per $1,000 of Supplemental Face Amount
Charge for a representative insured person		$0.01 per $1,000 of Supplemental Face Amount
Indexed Performance charge(4)	Monthly	1.50% annually (0.135% monthly) applied to the policy value in the High Capped Indexed Account
Maximum Standard Loan interest rate(5)	Accrues daily Payable annually	3.25% annual rate
Maximum Index Loan interest rate(6)	Accrues daily Payable annually	15% annual rate
Optional Benefit Charges:
Healthy Engagement Rider	Monthly	$2
Return of Premium Death Benefit Rider(7)	Monthly
Minimum charge		$0.01 per $1,000 of NAR
Maximum charge		$83.33 per $1,000 of NAR
Charge for representative insured person		$0.22 per $1,000 of NAR
Defined Benefit Chronic Illness Rider(8)	Monthly
Minimum charge		$0.01 per $1,000 of NAR
Maximum charge		$35.36 per $1,000 of NAR
Charge for representative insured person		$0.04 per $1,000 of NAR
(1) The “cost of insurance” charge is determined by multiplying the net amount of insurance for which we are at risk (the “NAR”) by the applicable cost of insurance rate. The rates vary widely depending upon age at issue, the length of time the policy has been in effect, the insurance risk characteristics of the insured person and (generally) the gender of the insured person. The minimum rate shown is the rate in the first policy year for a 18 year old female standard non-smoker underwriting risk. The maximum rate shown is the rate in the thirteenth policy year for a 80 year old male standard smoker underwriting risk. The representative insured person rate shown is for a 45 year old male standard non-smoker underwriting risk with a policy in the first policy year. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (2) This charge is determined by multiplying the Base Face Amount at issue by the applicable rate. The rates vary by the sex, age, risk classification, and death benefit option at issue of the insured person. The charge also varies by policy year. The minimum rate shown is the rate in the first policy year for a 20 year old female standard non-smoker underwriting risk with death benefit Option 1. The maximum rate shown is the rate in the fourth policy year for an 80 year old male standard smoker with death benefit Option 2. The representative insured person rate shown is the rate in the first policy year for a 45 year old male standard non-smoker with death benefit Option 2. This charge continues for a maximum of 25 years. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (3) This charge is determined by multiplying the greater of the amount of Supplemental Face Amount at issue and the current amount of Supplemental Face Amount by the applicable rate. The rates vary by the sex, age, and risk classification of the insured person. The charge also varies by policy year. The minimum rate shown is the rate in the first policy year for a 45 year old male standard non-smoker. The maximum rate shown is the rate in the fourth policy year for a 80 year old male standard smoker. The representative insured person rate shown is the rate in the first policy year for a 45 year old male standard non-smoker. This charge continues for a maximum of 25 years. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (4) This charge is determined by multiplying the portion of policy value held in the segments of the High Capped Indexed Account by the applicable rate. The charge determined does not apply to policy value held in the other indexed accounts, the variable investment accounts, or any fixed account. (5) The maximum effective annual interest rate we can charge for the Standard Loan account is 3.25% for policy years 1-10 and 2.25% for policy years 11 and thereafter. The minimum interest that the loan account will earn is equal to the difference between the maximum annual interest rate we charge for the loan minus the Maximum Loan Interest Credited Differential. The “Maximum Loan Interest Credited Differential” is the difference between the annual interest rate we charge for the loan minus the interest rate we credit for the loan. (6) The maximum annual interest rate for an Index Loan is variable but will never exceed the maximum loan interest shown. We set this rate each year at your policy anniversary and it does not change during the Policy Year. (7) The Return of Premium Death Benefit Rider charge is determined by multiplying the NAR by the applicable cost of insurance rate. The rates vary widely depending upon the length of time the policy has been in effect, the insurance risk characteristics of the insured person and (generally) the sex of the insured person. The minimum rate shown is the rate in the first policy year for a 18 year old female standard non-smoker underwriting risk. The maximum rate shown is the rate in the thirteenth policy year for an 80 year old male substandard smoker underwriting risk. The representative insured person rate shown is for a 45 year old male standard non-smoker underwriting risk with a policy in the first policy year. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative. (8) The charge for this rider is determined by multiplying NAR by the applicable rate. The rates vary by the chronic illness insurance risk characteristics of the insured person, the Monthly Acceleration Percentage selected, and the policy duration. The “Monthly Acceleration Percentage” is a percentage of the maximum amount you can accelerate each month. The minimum rate shown is the rate in the first policy year for a 20-year-old male super preferred non-smoker underwriting risk with a 1% Monthly Acceleration Percentage. The maximum rate shown is the rate in policy year 41 for a policy issued to cover an 80-year-old male substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The representative insured person rate shown is for a 45-year-old male standard nonsmoker underwriting risk with a policy in the first policy year with a 4% Monthly Acceleration Percentage. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Insurance Cost, Description [Text Block]	Cost of Insurance(1):
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]
Charge for a representative insured person	$0.22 per $1,000 of NAR

Insurance Cost (of Other Amount), Maximum [Percent]	83.33%
Insurance Cost (of Other Amount), Current [Percent]	0.22%
Insurance Cost (of Other Amount), Minimum [Percent]	0.01%
Insurance Cost, Footnotes [Text Block]	The “cost of insurance” charge is determined by multiplying the net amount of insurance for which we are at risk (the “NAR”) by the applicable cost of insurance rate. The rates vary widely depending upon age at issue, the length of time the policy has been in effect, the insurance risk characteristics of the insured person and (generally) the gender of the insured person. The minimum rate shown is the rate in the first policy year for a 18 year old female standard non-smoker underwriting risk. The maximum rate shown is the rate in the thirteenth policy year for a 80 year old male standard smoker underwriting risk. The representative insured person rate shown is for a 45 year old male standard non-smoker underwriting risk with a policy in the first policy year. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Annual Portfolio Company Expenses [Table Text Block]
Annual Portfolio Expenses	Minimum	Maximum
Range of expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.39%	1.19%

Portfolio Company Expenses [Text Block]	Range of expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses
Portfolio Company Expenses Minimum [Percent]	0.39%
Portfolio Company Expenses Maximum [Percent]	1.19%
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Policy Lapse Risk If the net cash surrender value is insufficient to pay the charges when due and the No-Lapse Guarantee is not in effect, your policy can terminate (i.e., “lapse”). For example, this can happen because you haven’t paid enough premium, because the performance of the variable investment or general account options you’ve chosen has been poor, because the performance of the S&P 500 has been poor or because of a combination of all factors. Since withdrawals and policy charges reduce your policy value, these also increase the risk of lapse. Policy loans also increase the risk of lapse. There is no guarantee that your policy will not lapse even if you pay your planned premium. Investment Risk/Risk of Loss The policy offers a number of variable investment accounts, as listed in the APPENDIX. The investment performance of any variable investment account may be good or bad, and you may lose money on amounts you invest in a policy. Your policy value will increase or decrease based on the investment performance of the variable investment accounts you’ve chosen. The variable investment accounts cover a broad spectrum of investment styles and strategies, some variable investment accounts are riskier than others. These risks (and potential rewards) are discussed in detail in the prospectuses of the portfolios. The death benefit may also increase or decrease with investment experience. An investment in a policy is also subject to risks related to John Hancock USA, including that the obligations (including under the fixed account and indexed account options), guarantees, or benefits are subject to the claims-paying ability of John Hancock USA. Information about John Hancock USA, including its financial strength ratings, is available upon request from your John Hancock USA representative. Our current financial strength ratings can also be obtained by contacting the Service Office at 1-800-732-5543.Transfer Risk There is a risk that you will not be able to transfer your policy value from one variable investment account to another because of limitations on the dollar amount or frequency of transfers you can make. The limitations on transfers out of the fixed account are more restrictive than those that apply to transfers out of variable investment accounts. If you purchase certain supplementary benefit riders you will be subject to special transfer restrictions. Transfers from an indexed account to any other account can only be made on a segment maturity date. To discourage market timing and disruptive trading activity, we impose restrictions on transfers and reserve the right to change, suspend or terminate telephone, facsimile and internet transaction privileges. While we seek to identify and prevent disruptive trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive trading and avoiding harm to long term investors. Early Surrender or Withdrawal Risk/Not a Short-Term Investment This policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. There are surrender charges assessed if you surrender your policy in the first twelve policy years. Depending on the policy value at the time you are considering surrender, there may be little or no surrender value payable to you. Upon surrender or withdrawal, we will not apply index segment interest credits to any amounts taken from segments which have not reached their segment maturity date. Tax Risks In order for you to receive the tax benefits extended to life insurance under the Code, your policy must comply with certain requirements of the Code. We will monitor your policy for compliance with these requirements, but a policy might fail to qualify as life insurance in spite of our monitoring, which can have adverse tax consequences. If the policy were determined not to qualify as life insurance under the Code, you would be taxed on any income or gains those assets generate. In other words, you would lose the value of the so-called “tax-deferred inside build-up” that is a major benefit of life insurance. There is a tax risk associated with policy loans. Although no part of a loan is treated as income to you when the loan is made unless your policy is a “modified endowment contract,” surrender or lapse of the policy with a loan outstanding would result in the loan being treated as a distribution at the time of lapse or surrender. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, you might find yourself having to choose between high premium requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur. Tax consequences of ownership or receipt of policy proceeds (including surrender or withdrawal proceeds) under Federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each owner or beneficiary. There can also be unfavorable tax consequences on such things as the change of policy ownership or assignment of ownership interests. For these and all the other reasons mentioned above, we recommend you consult with a qualified tax adviser before buying the policy and before exercising certain rights under the policy. There are tax risks associated with the election of certain supplementary benefit riders (see “Tax Consequences of Electing Certain Supplementary Benefit Riders”). Cybersecurity Risks Our business and operations are highly dependent upon the effective operation of our computer systems and those of our third-party business partners. As a result, there are potential operational and information security risks associated with attack, damage, or unauthorized access to the technologies and systems on which our business depends. These risks include, among other things, the unauthorized access, theft, loss, misuse, corruption, and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third-party administrator, the underlying portfolios, intermediaries, and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, cyber-attacks may interfere with the processing of actions taken on your policy, including the processing of transactions and orders from our website or with the underlying portfolios, impact our ability to calculate unit values or an underlying portfolio to calculate a net asset value, or cause the release and possible destruction of confidential customer or business information. Cybersecurity risks may also impact the issuers of securities in which the underlying portfolios invest, which may cause the portfolios underlying your policy to lose value. While measures have been implemented that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying portfolios, or our service providers will not suffer losses affecting your policy due to cyber-attacks or information security breaches in the future.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	Standard Death Benefits Standard Death Benefits Effectiveness and Policy Date. After you apply for a policy, we gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured person’s risk classification should be. After we approve an application for a policy and assign an appropriate insurance risk classification, we will prepare the policy for delivery. The policy will take effect only if all of the following conditions are satisfied: • The policy is delivered to and received by the applicant. • The Minimum Initial Premium is received by us. • The insured person is living and there has been no deterioration in the insurability of the insured person since the date of the application. If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the “Policy Date.” That is the date on which we begin to take monthly deductions. Policy months, policy years and policy anniversaries are all measured from the Policy Date. Under limited circumstances, we may backdate a policy, upon request, by assigning a Policy Date earlier than the date the application is signed. However, in no event will a policy be backdated earlier than the earliest date allowed by state law, which is generally three months to one year prior to the date of application for the policy. The most common reasons for backdating are to preserve a younger age at issue for the insured person or to retain a common monthly deduction date in certain corporate-owned life insurance cases involving multiple policies issued over time. If used to preserve age, backdating will result in lower insurance charges. However, monthly deductions will begin earlier than would otherwise be the case. Temporary insurance coverage. If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary term life insurance coverage on the insured person for a period prior to the time coverage under the policy takes effect. Such temporary term coverage will be subject to the terms and conditions described in the Temporary Life Insurance Agreement and Receipt attached to the application for the policy, including conditions to coverage and limits on amount and duration of coverage. Option 1 and Option 2. When the insured person dies, we will pay the death benefit minus any outstanding policy debt and unpaid fees and charges. There are two ways of calculating the death benefit. You must choose which one you want in the application. The two death benefit options are described below. • Option 1. The death benefit will equal the greater of (1) the Total Face Amount plus any amount payable under a supplementary benefit rider, or (2) the minimum death benefit (as described below). • Option 2. The death benefit will equal the greater of (1) the Total Face Amount plus any amount payable under a supplementary benefit rider, plus the policy value on the date of death, or (2) the minimum death benefit. See the OTHER BENEFITS AVAILABLE UNDER THE POLICY and More About Certain Optional Benefits sections for more information about riders that may increase the death benefit. For the same premium payments, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the cost of insurance charges (based on the higher NAR) will be higher under Option 2 to compensate us for the additional insurance risk. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments. Poor investment performance of the portfolios, expenses, and deduction of charges under the policy all will reduce the policy value and net cash surrender value and may also reduce the death benefit. However, favorable investment performance may increase the policy value, net cash surrender value, and death benefit. Therefore, if you experience better investment performance or lower expenses and charges than you assumed, you may be able to reduce your premium payments while maintaining the death benefit and other values under your policy; or if you continue to pay premiums at the same level, the death benefit and other values under your policy may increase. Conversely, if the investment performance falls short of what you assumed, or the expenses or charges are higher, the death benefit and other values under your policy may decrease unless you pay additional premiums. Base Face Amount and Supplemental Face Amount. Total Face Amount is composed of the Base Face Amount and any Supplemental Face Amount you elect. The Supplemental Face Amount you can have generally cannot exceed 400% of the Base Face Amount at the Issue Date. Thereafter, scheduled and unscheduled increases to the Supplemental Face Amount are not permitted if the resulting Supplemental Face Amount would exceed 400% of the Total Face Amount at the Issue Date. You should consider a number of factors in determining whether to elect coverage in the form of Base Face Amount or in the form of Supplemental Face Amount. For the same amount of premiums paid, the amount of the Face Amount charge deducted from policy value and the amount of compensation paid to the selling insurance agent will generally be less if coverage is included as Supplemental Face Amount, rather than as Base Face Amount. On the other hand, the amount of any Supplemental Face Amount may be subject to a shorter No-Lapse Guarantee Period. If your priority is to reduce your Face Amount charges, you may wish to maximize the proportion of the Supplemental Face Amount. However, if your priority is to take advantage of the No-Lapse Guarantee feature after the fifth policy year or to maximize the death benefit when the insured person reaches age 121, then you may wish to maximize the proportion of the Base Face Amount. However, the No-Lapse Guarantee for the Base Face Amount under any policy that has elected an increasing Supplemental Face Amount or the Return of Premium Death Benefit Rider is limited to the first five policy years. Minimum death benefit. In order for a policy to qualify as life insurance under Federal tax law, there has to be a minimum amount of insurance in relation to policy value. There are two tests that can be applied under Federal tax law—the “guideline premium test” and the “cash value accumulation test.” You must elect at issue which test you wish to have applied. Once elected, the test cannot be changed without our approval. Under the guideline premium test, we compute the minimum death benefit each business day by multiplying the policy value on that date by the death benefit factor applicable on that date. A table showing the factor for each age will appear in the policy, and the following table shows those factors for selected ages:
Attained Age	Applicable Factor
40 and under	250%
45	215%
50	185%
55	150%
60	130%
65	120%
70	115%
75	105%
90	105%
95 and above	100%
Under the cash value accumulation test, we compute the minimum death benefit each business day by multiplying the policy value on that date by the death benefit factor applicable on that date. The factor decreases as attained age increases. A table showing the factor for each age will appear in the policy, and the following table shows those factors for selected ages:
Attained Age	Factor - Female	Factor - Male
40	231.31%	220.07%
45	211.07%	201.86%
50	192.74%	185.13%
55	176.34%	169.82%
60	161.76%	156.15%
65	148.99%	144.22%
70	137.99%	133.95%
75	128.60%	125.23%
90	109.49%	108.19%
95	105.72%	105.27%
100 and above	100.00%	100.00%
These death benefit factors are subject to change based on the issue date of your policy. Please refer to your policy and contact your John Hancock USA representative for the death benefit factors that are specific to your policy. The cash value accumulation test may be preferable if you want to fund the policy so that the minimum death benefit will increase earlier than would be required under the guideline premium test, or if you want to fund the policy at the “7 pay” limit for the full seven years. To the extent that the calculation of the minimum death benefit under the selected life insurance qualification test causes the death benefit to exceed our limits, we reserve the right to return premiums or distribute a portion of the policy value so that the resulting amount of insurance is maintained within our limits. Alternatively, if we should decide to accept the additional amount of insurance, we may require additional evidence of insurability. Calculation and payment of the death benefit. We will ordinarily pay any death benefit within seven days after we receive the last required form or request and any other documentation that may be required. You may choose to receive proceeds from the policy as a single sum. If we do not have information about the desired manner of payment within seven days after the date we receive documentation of the insured person’s death, we will pay the proceeds as a single sum. As permitted by state law and our current administrative procedures, death claim proceeds may be placed into an interest-bearing John Hancock retained asset account in the beneficiary’s name. The interest earned in a John Hancock retained asset account is normally subject to income tax. You should consult with your tax advisor if you have any questions regarding taxation of the interest earned. We will provide the beneficiary with a checkbook, so checks may be written for all or a part of the proceeds. The retained asset account is part of our general account and is subject to the claims of our creditors. It is not a bank account and it is not insured by the FDIC. We may receive a benefit from managing proceeds held in a retained asset account. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of the other payment options we may offer at the time. You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out terms of the option in full. Please contact our Service Office for more information. Changes you may make. Subject to certain limitations and conditions, you may request a change from death benefit Option 2 to Option 1 or a reduction in your policy’s Face Amount. However, you may not request a change from Option 1 to Option 2 or a Face Amount increase.Additional Information About Standard Death Benefits Requesting an increase or decrease in coverage. After the first policy year, you may make a written request for an unscheduled increase in Supplemental Face Amount. We must receive your written request within two months of your next policy anniversary. Generally, each such increase must be at least $50,000 and increases in any one policy year cannot exceed 25% of the Total Face Amount at issue. You will have to provide us with evidence that the insured person qualifies for the same risk classification that applied to them at issue. Generally, any increase will be effective on the next policy anniversary following the date we approve the request. Any unscheduled increase in Supplemental Face Amount after issue would first require that you terminate the Return of Premium Death Benefit Rider you may have elected at issue. The No-Lapse Guarantee Period for the Base Face Amount under any policy that has an unscheduled Supplemental Face Amount increase is limited to the first five policy years. After the first policy year, we may approve a reduction in the Base Face Amount or the Supplemental Face Amount, but only if the remaining Base Face Amount will be at least $50,000, and the remaining Total Face Amount will at least equal the minimum required by the tax laws to maintain the policy’s life insurance status. An approved decrease will take effect on the monthly deduction date on or next following the date we approve the request. We reserve the right to require that the Supplemental Face Amount be fully depleted before the Base Face Amount can be reduced. Change of death benefit option. Under our current administrative rules, we permit the death benefit option to be changed from Option 2 to Option 1 after the first policy year. If you request in writing, and we approve a change from Option 2 to Option 1, your Total Face Amount after the change will equal your Total Face Amount before the change plus the policy value as of the effective date of the change. If you change from Option 2 to Option 1, your death benefit will change from one that may increase over time due to the investment experience of the variable investment accounts or the performance of the indexed accounts to one that is a level death benefit. Changing from Option 2 to Option 1 can also lower the monthly cost of insurance charge since this charge is lowered when the NAR is reduced; all other charges under the policy would remain the same. We reserve the right to limit a request for a change if the change would cause the policy to fail to qualify as life insurance for tax purposes. Notwithstanding other policy limits, if the change from Option 2 to 1 yields a Total Face Amount that is larger than 400% of the Total Face Amount at issue, we will allow for the increase. The change will take effect on the monthly deduction date on or next following the date the written request for the change is received at our Service Office. Tax consequences of coverage changes. If you change the death benefit option, the Federal tax law test (“guideline premium test” or “cash value accumulation test”) that you elected at issue will continue to apply.A change in the death benefit option or Total Face Amount will often change the policy’s limits under the Federal tax law test that you elected. To avoid having the policy cease to qualify as life insurance for tax purposes, we reserve the right to (i) refund policy value (if the guideline premium test was elected) or (ii) increase the death benefit (if the cash value accumulation test was elected), which may have the effect of increasing cost of insurance charges under the policy. Limitations on payment of death benefit. If the insured person commits suicide within certain time periods (generally within two years from the Issue Date of the policy), the amount payable will be equal to the premiums paid, less the amount of any policy debt on the date of death, and less any withdrawals. Also if an application misstated the age or sex of the insured person, we will adjust, if necessary, the Base Face Amount, any Supplemental Face Amount, and every other benefit to that which would have been purchased at the correct age or sex by the most recent cost of insurance charge.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Additional Information About Standard Death Benefits Requesting an increase or decrease in coverage. After the first policy year, you may make a written request for an unscheduled increase in Supplemental Face Amount. We must receive your written request within two months of your next policy anniversary. Generally, each such increase must be at least $50,000 and increases in any one policy year cannot exceed 25% of the Total Face Amount at issue. You will have to provide us with evidence that the insured person qualifies for the same risk classification that applied to them at issue. Generally, any increase will be effective on the next policy anniversary following the date we approve the request. Any unscheduled increase in Supplemental Face Amount after issue would first require that you terminate the Return of Premium Death Benefit Rider you may have elected at issue. The No-Lapse Guarantee Period for the Base Face Amount under any policy that has an unscheduled Supplemental Face Amount increase is limited to the first five policy years. After the first policy year, we may approve a reduction in the Base Face Amount or the Supplemental Face Amount, but only if the remaining Base Face Amount will be at least $50,000, and the remaining Total Face Amount will at least equal the minimum required by the tax laws to maintain the policy’s life insurance status. An approved decrease will take effect on the monthly deduction date on or next following the date we approve the request. We reserve the right to require that the Supplemental Face Amount be fully depleted before the Base Face Amount can be reduced. Change of death benefit option. Under our current administrative rules, we permit the death benefit option to be changed from Option 2 to Option 1 after the first policy year. If you request in writing, and we approve a change from Option 2 to Option 1, your Total Face Amount after the change will equal your Total Face Amount before the change plus the policy value as of the effective date of the change. If you change from Option 2 to Option 1, your death benefit will change from one that may increase over time due to the investment experience of the variable investment accounts or the performance of the indexed accounts to one that is a level death benefit. Changing from Option 2 to Option 1 can also lower the monthly cost of insurance charge since this charge is lowered when the NAR is reduced; all other charges under the policy would remain the same. We reserve the right to limit a request for a change if the change would cause the policy to fail to qualify as life insurance for tax purposes. Notwithstanding other policy limits, if the change from Option 2 to 1 yields a Total Face Amount that is larger than 400% of the Total Face Amount at issue, we will allow for the increase. The change will take effect on the monthly deduction date on or next following the date the written request for the change is received at our Service Office. Tax consequences of coverage changes. If you change the death benefit option, the Federal tax law test (“guideline premium test” or “cash value accumulation test”) that you elected at issue will continue to apply.A change in the death benefit option or Total Face Amount will often change the policy’s limits under the Federal tax law test that you elected. To avoid having the policy cease to qualify as life insurance for tax purposes, we reserve the right to (i) refund policy value (if the guideline premium test was elected) or (ii) increase the death benefit (if the cash value accumulation test was elected), which may have the effect of increasing cost of insurance charges under the policy. Limitations on payment of death benefit. If the insured person commits suicide within certain time periods (generally within two years from the Issue Date of the policy), the amount payable will be equal to the premiums paid, less the amount of any policy debt on the date of death, and less any withdrawals. Also if an application misstated the age or sex of the insured person, we will adjust, if necessary, the Base Face Amount, any Supplemental Face Amount, and every other benefit to that which would have been purchased at the correct age or sex by the most recent cost of insurance charge.
Item 11. Other Benefits Available (N-6) [Text Block]	Other Benefits Available Under the Policy In addition to the standard death benefits associated with your policy, other standard and/or optional benefits may also be available to you. The following tables summarize information about those benefits. Information about the fees associated with each benefit included in the tables may be found in the FEE TABLE.
STANDARD BENEFITS
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Dollar cost averaging
Under the dollar cost averaging program, you will
designate an amount that will be transferred
monthly from one variable investment account into
any other variable investment account, a fixed
account, or a holding segment of an indexed
account until the amounts are designated to a
segment of the indexed account.
We reserve the right to cease to offer this program after written notice to you.
Asset allocation balancing
Under the asset allocation balancer program, you
will designate a percentage allocation of policy
value among variable investment accounts. We will
automatically transfer amounts among the variable
investment accounts at intervals you select
(annually, semi-annually, quarterly, or monthly) to
reestablish your chosen allocation.
We reserve the right to cease this program after written notice to you.
OPTIONAL BENEFITS
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Healthy Engagement Rider*
Provides the opportunity to add credits to your
policy value based upon the insured person’s
ongoing participation in activities that promote a
healthy lifestyle. The higher the insured person’s
healthy engagement status category, and the more
years the insured person qualifies for higher status
categories, the larger your credits are likely to be.
The Healthy Engagement Rider also provides the
insured person with the possibility of other
benefits.

The amount of any credit will be reduced (a) the
closer we are to charging the policy’s maximum
cost of insurance rate or (b) at any time the policy’s
death benefit exceeds the cap shown in your policy.
We have the right to change at any time the
qualification standards for status categories. Also,
we may change or terminate any other incentives.

Healthy Engagement Core Rider*
This program is designed to help improve the
longevity of the insured person by educating and
motivating the insured person to develop and
maintain a healthy lifestyle.

By participating in this program, the insured person
may receive discounts on certain goods and
services, educational resources, tools, or other
items that are designed to encourage learning and
participation in healthy activities.

We reserve the right to amend aspects of the
program from time to time, including the Program
Rewards.

In order to participate in the program, the insured
person (i) must have attained Age 20, and (ii) must
not have elected the Healthy Engagement Rider.

Return of Premium Death Benefit Rider*	Provides an additional death benefit payable upon the death of the insured person.	This benefit is available to you only if you elect death benefit Option 1. You must terminate this rider before you can elect any increase to your Supplemental Face Amount.
Accelerated Benefit Rider	Allows you to make a one-time request to accelerate a portion of your death benefit should the insured person become terminally ill and have a life expectancy of one year or less.	Payment of the benefit amount will reduce your death benefit, cash value or loan value under your policy. This rider is only available with policies that are individually owned.
Cash Value Enhancement Rider	Provides an enhancement in cash surrender value.	The decision to add this rider to your policy must be made at issuance of the policy and, once made, is irrevocable.
OPTIONAL BENEFITS
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Overloan Protection Rider	Prevents your policy from lapsing on any date if policy debt exceeds the death benefit.
The benefit is subject to a number of eligibility
requirements relating to, among other things, the
number of years the policy has been in force, the
attained age of the insured person, the death benefit
option elected and the tax status of the policy.

When the Overloan Protection Benefit in this rider
is invoked, all values in the variable investment
accounts and the indexed accounts (upon segment
maturity) are transferred to the fixed account and
will continue to grow at the current fixed account
interest rate.

Thereafter, policy changes and transactions are
limited as set forth in the rider. Any applicable No-
Lapse Guarantee under the policy no longer
applies, and any supplementary benefit rider
requiring a monthly deduction will automatically be
terminated.

When the Overloan Protection Rider causes the
policy to be converted into a fixed policy, there is
risk that the Internal Revenue Service could assert
that the policy has been effectively terminated and
that the outstanding loan balance should be treated
as a distribution.

Defined Benefit Chronic Illness Rider*	Provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes chronically ill as defined in the policy.
Each acceleration under the rider reduces the
remaining death benefit under your policy and
causes a proportionate reduction in your policy
value. We restrict your policy value’s exposure to
market risk when benefits are paid under this rider
by transferring all policy value to the fixed account.
In addition, you will not be permitted to transfer
policy value or allocate any additional premium
payment to a variable investment account while
rider benefits are paid. If this rider is exercised,
death benefit option 1 must be in effect or, if not
already in effect, the death benefit option must be
changed to option 1. Advance payments are
restricted by the IRS per diem limit under IRC
Section 7702B.

• Healthy Engagement Rider. Our Healthy Engagement Rider provides you with the opportunity to add credits (as described below) to your policy value based upon the insured’s ongoing participation in activities that promote a healthy lifestyle. If you elect this rider, the insured person will qualify for one of four healthy engagement status (“status”) categories each year. The status categories are based on the longevity benefits of certain healthy activities in which the insured person engages (such as regular checkups, biometric screenings, exercising regularly, participating in health educational programs, and periodically considering and answering certain health-related questions) and other health-related information about the insured person. The insured person's status category may change from year to year. (Current information relating to the insured person's status and/or the standards for determining status are available through our Service Office at 1-888-333-2659.) Beginning in the second policy year, if the insured person has qualified for one of the three highest status categories, we will contribute a percentage of your policy’s monthly cost of insurance charge in the form of a credit (a “Rider Credit”) to your policy value, subject to the conditions mentioned below. Any Rider Credits will be allocated automatically to each variable investment account, indexed account or any fixed account from which, and in the same proportion as, we are taking your monthly deductions. The Healthy Engagement Rider also provides the insured person with the possibility of other benefits, including discounted wearable devices, gear used to engage in healthy activities, biometric screenings, access to health and fitness information, and other discounts and offers that depend on the insured person having a certain status. These and any other benefits available pursuant to the rider, are designed to encourage a high level of engagement by the insured person in activities that are correlated with improved longevity. Under the Healthy Engagement Rider, several considerations are relevant to the percentage, if any, of any month’s cost of insurance charge that we will contribute as a Rider Credit to your policy. One important consideration is the insured person's status category for the current year and for prior years. If the insured person has always been in the lowest status category, no Rider Credits will be paid. The higher the insured person's status category, and the more years the insured person qualifies for higher status categories, the larger your Rider Credits are likely to be. Also, the Rider Credit that is contributed to your policy in any month will not be more than the factor identified in the rider multiplied by the difference between the maximum amount of cost of insurance charge that your policy permits us to deduct for that month and the amount of cost of insurance charge that we actually deduct for that month. This means that the amount of any Rider Credit will be less the closer we are to charging the maximum cost of insurance rate that the policy permits; and there will not be any Rider Credit if and when we are charging the maximum cost of insurance rate. We will continue to deduct the Healthy Engagement Rider charge in instances where no Rider Credits are being earned and we are charging the maximum cost of insurance rate under the policy. Although our ability to change the cost of insurance rate (subject to the maximum rate) can therefore affect whether and how much Rider Credit you may receive, no Rider Credits that we contributed to your policy value prior to such a change would be affected. The amount of the Rider Credits that are contributed to your policy value in any month also will be reduced if the death benefit under your policy then exceeds the cap shown in your policy. In such cases, the reduction in any Rider Credit will be larger as the death benefit at the time of such credit exceeds such cap. Example: Assume that your cost of insurance charge for a given month is $1000 and that the above-described percentage Rider Credit to which you are entitled for that month is 4%. Assume also that your policy’s current cost of insurance rate and death benefit are at a level that neither of the above-mentioned limits based on those factors is applicable. In that case, your Rider Credit would be $40 [$1000 x 4%] for the month in question, which would result in your policy value being $40 higher than it would have been without that month’s Rider Credit. The amount of any Rider Credit for a month in which the policy is in default will be applied first to pay any monthly deductions that are then due and unpaid and next to reduce the default payment, with any remaining amount then being contributed to your policy value in accordance with the allocation instructions then in effect for premium payments. The same procedure also will apply for any month in which the policy is being continued in force under its No-Lapse Guarantee provision, except that no amount will be applied to reduce a default payment. We have the right to change at any time the qualification standards for status categories. Such changes will be based on our expectations of the impact of those standards on future mortality, policy persistency, our expenses, our capital and reserve requirements, and our taxes relating to the policies. Any such changes, however, will be determined prospectively on a basis that does not discriminate unfairly within any class of insured persons. If we change the qualification standards for a status level, it has an effect on the amount of Rider Credits you may earn for future months, but it will not affect the Rider Credits you have already earned. Also, we may change or terminate any other incentives (such as access to health and fitness information, offers, discounts, tools, or other services designed to encourage the insured to participate in activities that promote a healthy lifestyle) that we may make available from time to time to insured persons under the Healthy Engagement Rider. If the Healthy Engagement Rider is still in effect on the later of the policy anniversary nearest the insured person’s 80th birthday or the 10th policy anniversary, the rider charge will cease to be deducted, no new Rider Credits will be earned and all previously earned Rider Credits will continue to apply as provided in the rider. The availability to the insured person of certain benefits may cease when the rider charge ceases. You may elect to discontinue the rider at any time by written notice to us. In that case, the same circumstances described above will apply. If your policy terminates for any reason, the Healthy Engagement Rider also will terminate, although no Rider Credits that we contributed to your policy value prior to the termination will be affected. Although the standards for determining a status category may be administered directly by us or through an affiliated or unaffiliated provider that we designate, any termination or change in such third-party provider will not terminate or modify the Healthy Engagement Rider or our obligations thereunder. There may be costs associated with meeting the standards to qualify for a given status level that will not be reimbursed by John Hancock USA. Examples of such costs include, but are not limited to, health coverage co-pays, health club fees, athletic events, health equipment, health monitoring devices, and athletic attire.• Return of Premium Death Benefit Rider. You may elect to have your policy issued with an optional Return of Premium Death Benefit Rider. This rider provides an additional death benefit payable upon the death of the insured person. The Return of Premium Death Benefit has an initial value equal to your initial premium times the “Percentage of Premium” you select (which may range between 0% and 100%). We show the Percentage of Premium you select in the policy specifications page. This benefit is only available to you if you elect death benefit Option 1. Example: Assume that you have chosen a Return of Premium Benefit of 100% of premiums paid to the insured person's age 121, and the annual premium amount is $10,000. If you pay that premium for 40 years prior to the date of the insured person’s death, the rider will increase the death benefit paid by $400,000 [40 years x $10,000].• Cash Value Enhancement Rider. Your policy may be issued with the Cash Value Enhancement Rider. The decision to add this rider to your policy must be made at issuance of the policy and, once made, is irrevocable for the 10 year duration of the rider period. There is a charge for this rider equal to 3% of premium paid in years 1 to 10. The benefit of this rider is that the cash surrender value of your policy is enhanced during the first 10 policy years. The benefit will apply only in determining the cash surrender value on a full surrender, under the default provision of the policy, and when determining the minimum death benefit as described below. While this rider is in effect the cash surrender value is equal to the policy value less surrender charge plus the Cash Value Enhancement Benefit. The Cash Value Enhancement Benefit is an amount equal to (a) plus (b), where: (a) is the surrender charge that would otherwise be payable multiplied by the Cash Value Enhancement Factor for the applicable policy year; and (b) is the sum of all premium paid to date net of any withdrawals, with the result multiplied by the Cumulative Premium Factor for the applicable policy year. The Cash Value Enhancement Factors and the Cumulative Premium Factors are shown in the tables below.
Policy Year	Cash Value Enhancement Waiver Percentage
1	85%
2	60%
3	30%
4	15%
5	15%
6+	0%
Policy Year	Cumulative Premium Factor
1	6%
2	5%
3	3%
4	3%
5	3%
6	3%
7	3%
8	3%
9	2%
10	1%
11+	0%
While this rider is in effect, the greater of the policy value and the enhanced cash surrender value is used in the determination of the minimum death benefit. Example: Assume that your policy value at the end of year 5 is $100,000, that the applicable surrender charge at that time is $40,000, that $80,000 in premium has been paid into the policy to date, and that there is no policy debt. The Cash Value Enhancement Benefit under this rider at the end of year 5 would be $8,400 [i.e., 15% of $40,000 plus 3% of $80,000]. If you fully surrendered the policy at the end of year 5, the surrender proceeds paid would be $100,000 - $40,000 + $8,400 = $68,400. This rider does not, however, increase the amount of any death benefit that is payable upon the insured person’s death.• Overloan Protection Rider. This rider will prevent your policy from lapsing on any date if policy debt exceeds the death benefit. The benefit is subject to a number of eligibility requirements relating to, among other things, the number of years the policy has been in force, the attained age of the life insured, the death benefit option elected and the tax status of the policy. Example: Assume that your policy’s death benefit is $1,000,000 and that you have taken loans of $100,000 per year in policy years 30 through 35 which would cause the policy to then lapse in policy year 40 if further premiums are not paid. Assume also that, at the end of year 35, you exercise the Overloan Protection Rider and pay the one-time rider charge. The policy would then remain in force after policy year 40 without any further premium payments, and the death benefit paid upon the insured person’s death would remain $1,000,000 less the amount of the policy debt at the date of death. When the Overloan Protection Benefit in this rider is invoked, all values in the variable investment accounts and the indexed accounts (upon segment maturity) are transferred to the fixed account and will continue to grow at the current fixed account interest rate. Transfer fees do not apply to these transfers. Thereafter, policy changes and transactions are limited as set forth in the rider; for example, death benefit increases or decreases, additional premium payments, policy loans, withdrawals, surrender and transfers are no longer allowed. Any outstanding policy debt will remain. Interest will continue to be charged at a rate that will not exceed the overloan protection maximum rate set forth in the policy, and the policy’s loan account will continue to be credited with the policy’s overloan protection loan interest credited rate set forth in the policy. Any applicable No-Lapse Guarantee under the policy no longer applies, and any supplementary benefit rider requiring a monthly deduction will automatically be terminated. When the Overloan Protection Rider causes the policy to be converted into a fixed policy, there is risk that the Internal Revenue Service could assert that the policy has been effectively terminated and that the outstanding loan balance should be treated as a distribution. Depending on the circumstances, all or part of such deemed distribution may be taxable as income. You should consult a tax adviser as to the risks associated with the Overloan Protection Rider. • Accelerated Benefit Rider. This rider allows you to make a one-time request to accelerate a portion of your death benefit should the insured person become terminally ill and have a life expectancy of one year or less. Before we can pay the benefit amount under this rider, the following conditions must be met: (1) you must provide us with written evidence satisfactory to us that that the insured person is terminally ill and has a life expectancy of one year or less, (2) we must receive a written consent of any assignee or any irrevocable beneficiary under the policy and (3) you must claim the benefit voluntarily and not as a way to satisfy a creditor’s claim or for government benefits. If you satisfy the above conditions, we will pay you up to 50% of the eligible death benefit, up to a maximum of $1,000,000 on the insured person. You will receive your payment in one lump sum. You cannot make another claim under this rider after we have paid the benefit. We will not make a payment if it would be less than $10,000. If more than one policy owner makes a claim, we will pay the benefit in proportion to the amount of eligible death benefit each has on the insured person. Example: Assume that your policy’s eligible death benefit is $1,000,000 and that you qualify for an accelerated benefit under this rider. If you elect to take the maximum accelerated benefit of 50%, the amount of such rider benefit will be $1,000,000 x 50% = $500,000. If you submit the claim prior to the insured person’s date of death you will receive the $500,000 as a one-time lump sum amount, then the amount of any death benefit that is paid will be reduced by $500,000 plus interest and the death benefit paid will be $500,000 less applicable interest. Payment of the benefit amount will reduce your death benefit, cash value or loan value under your policy. You should consult your tax adviser and social service agencies before you decide to receive the benefit under this rider. This rider is only available with policies that are individually owned.• Healthy Engagement Core Rider. Our Healthy Engagement Core Rider provides the insured person with the opportunity to participate in our Healthy Engagement Core program. This program is designed to help improve the longevity of the insured person by educating and motivating the insured person to develop and maintain a healthy lifestyle. By participating in this program, the insured person may receive discounts on certain goods and services, educational resources, tools, or other items that are designed to encourage learning and participation in heathy activities (the “Program Rewards”). In no event will John Hancock USA use any medical or other information about the insured person, after the issue date, under the program to change a risk classification or as the sole basis to deny a request for reinstatement. John Hancock USA reserves the right to amend aspects of the program from time to time, including the Program Rewards. The program may be administered by us or through an affiliated or unaffiliated company designated by us. John Hancock USA may designate or replace any such company at any time. Participation in the program is voluntary and, while there are no policy level fees associated with this rider, there may be costs associated with participating in the program that will not be reimbursed by us. Examples of such costs include, but are not limited to, health coverage co-pays, health club fees, athletic event registration fees, health equipment, health monitoring devices, athletic attire, and online access fees. Participation in the program does not provide you with the opportunity to add credits to your policy nor will it affect your policy values. In order to participate in this program, the insured person must have attained Age 20. An insured person may not participate in this program if the Healthy Engagement Rider under the policy has been elected. An insured person may elect to discontinue participation in the program at any time by written notice to us. If your policy terminates for any reason, the program will also terminate. An insured person may obtain current information about the program by visiting http://www.JohnHancockVitality.com/ or by calling 1(800)-732-5543.• Defined Benefit Chronic Illness Rider. This rider provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes “chronically ill” so that such person is unable to perform at least two activities of daily living without substantial human assistance or has a severe cognitive impairment. The decision to add this rider must be made at issuance of the policy. The maximum amount that may be accelerated under this rider will be selected at issue by the policyholder as a percentage of the policy’s death benefit at the time of initial claim, and may not exceed $5,000,000. Once the maximum amount that may be accelerated is selected, the Monthly Acceleration Percentage will also be selected at issue as either 1%, 2%, or 4% of the chosen maximum amount. Once the insured person qualifies for benefits and initiates accelerations, monthly payments will continue until the insured person is no longer certified as chronically ill, or until the maximum amount has been accelerated at which point the rider will terminate. Each acceleration under the rider reduces the remaining death benefit under the policy and causes a proportionate reduction in the policy value. Payments under this rider are restricted to the IRS per diem limit under IRC Section 7702B. If the monthly payment amount would be greater than one twelfth of the annualized IRS per diem limit in a given calendar year, then the accelerated benefit amount will be reduced accordingly. Example: Assume that your policy has a death benefit of $100,000 and you have elected to accelerate 50% as the maximum amount and a monthly percentage of 2%. The rider’s monthly benefit amount is $100,000 x 50% x 2% = $1,000. In such a case, if the monthly benefit has been paid for 24 months prior to the insured person’s date of death, the total cumulative rider benefit paid will be 24 months x $1,000 = $24,000, then the amount of any death benefit we pay will be reduced by $24,000 and the death benefit paid would be $76,000.If you have any policy loan, we will use a pro-rata portion of each death benefit advance to repay indebtedness. For example, if current indebtedness is $10,000, the death benefit is $100,000, and the gross acceleration is $1,000, then the indebtedness will be reduced by $100 = $10,000 x ($1,000/$100,000) and the net payment would be the remaining $900. At the time of first acceleration, the policyholder may elect to receive an annualized benefit payment once per year instead of monthly payments. The amount of such annualized benefit payment will be equal to 12 times the monthly benefit payment that would otherwise be payable, less an actuarially-determined amount to compensate us for our cost (in the form of discounted interest) of making all 12 payments at the beginning of the year. The annualized benefit payment will not exceed the annualized IRS per diem limit for the calendar year. If annualized benefits are elected, payments will continue on an annual basis until the insured person is no longer certified as chronically ill, or until the maximum amount has been accelerated at which point the rider will terminate. We restrict your policy value’s exposure to market risk when benefits are being paid under this rider. At the time of first acceleration, we will automatically transfer all policy value you have in any variable investment account into our fixed account. Thereafter, so long as you receive payments under this benefit, no transfers of policy value or allocations of premium payments to a variable investment account will be allowed. Additionally, your participation in any of the automatic investment plans will also be suspended during this period.
Benefits Available [Table Text Block]
STANDARD BENEFITS
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Dollar cost averaging
Under the dollar cost averaging program, you will
designate an amount that will be transferred
monthly from one variable investment account into
any other variable investment account, a fixed
account, or a holding segment of an indexed
account until the amounts are designated to a
segment of the indexed account.
We reserve the right to cease to offer this program after written notice to you.
Asset allocation balancing
Under the asset allocation balancer program, you
will designate a percentage allocation of policy
value among variable investment accounts. We will
automatically transfer amounts among the variable
investment accounts at intervals you select
(annually, semi-annually, quarterly, or monthly) to
reestablish your chosen allocation.
We reserve the right to cease this program after written notice to you.
OPTIONAL BENEFITS
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Healthy Engagement Rider*
Provides the opportunity to add credits to your
policy value based upon the insured person’s
ongoing participation in activities that promote a
healthy lifestyle. The higher the insured person’s
healthy engagement status category, and the more
years the insured person qualifies for higher status
categories, the larger your credits are likely to be.
The Healthy Engagement Rider also provides the
insured person with the possibility of other
benefits.

The amount of any credit will be reduced (a) the
closer we are to charging the policy’s maximum
cost of insurance rate or (b) at any time the policy’s
death benefit exceeds the cap shown in your policy.
We have the right to change at any time the
qualification standards for status categories. Also,
we may change or terminate any other incentives.

Healthy Engagement Core Rider*
This program is designed to help improve the
longevity of the insured person by educating and
motivating the insured person to develop and
maintain a healthy lifestyle.

By participating in this program, the insured person
may receive discounts on certain goods and
services, educational resources, tools, or other
items that are designed to encourage learning and
participation in healthy activities.

We reserve the right to amend aspects of the
program from time to time, including the Program
Rewards.

In order to participate in the program, the insured
person (i) must have attained Age 20, and (ii) must
not have elected the Healthy Engagement Rider.

Return of Premium Death Benefit Rider*	Provides an additional death benefit payable upon the death of the insured person.	This benefit is available to you only if you elect death benefit Option 1. You must terminate this rider before you can elect any increase to your Supplemental Face Amount.
Accelerated Benefit Rider	Allows you to make a one-time request to accelerate a portion of your death benefit should the insured person become terminally ill and have a life expectancy of one year or less.	Payment of the benefit amount will reduce your death benefit, cash value or loan value under your policy. This rider is only available with policies that are individually owned.
Cash Value Enhancement Rider	Provides an enhancement in cash surrender value.	The decision to add this rider to your policy must be made at issuance of the policy and, once made, is irrevocable.
OPTIONAL BENEFITS
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Overloan Protection Rider	Prevents your policy from lapsing on any date if policy debt exceeds the death benefit.
The benefit is subject to a number of eligibility
requirements relating to, among other things, the
number of years the policy has been in force, the
attained age of the insured person, the death benefit
option elected and the tax status of the policy.

When the Overloan Protection Benefit in this rider
is invoked, all values in the variable investment
accounts and the indexed accounts (upon segment
maturity) are transferred to the fixed account and
will continue to grow at the current fixed account
interest rate.

Thereafter, policy changes and transactions are
limited as set forth in the rider. Any applicable No-
Lapse Guarantee under the policy no longer
applies, and any supplementary benefit rider
requiring a monthly deduction will automatically be
terminated.

When the Overloan Protection Rider causes the
policy to be converted into a fixed policy, there is
risk that the Internal Revenue Service could assert
that the policy has been effectively terminated and
that the outstanding loan balance should be treated
as a distribution.

Defined Benefit Chronic Illness Rider*	Provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes chronically ill as defined in the policy.
Each acceleration under the rider reduces the
remaining death benefit under your policy and
causes a proportionate reduction in your policy
value. We restrict your policy value’s exposure to
market risk when benefits are paid under this rider
by transferring all policy value to the fixed account.
In addition, you will not be permitted to transfer
policy value or allocate any additional premium
payment to a variable investment account while
rider benefits are paid. If this rider is exercised,
death benefit option 1 must be in effect or, if not
already in effect, the death benefit option must be
changed to option 1. Advance payments are
restricted by the IRS per diem limit under IRC
Section 7702B.

Item 18. Portfolio Companies (N-6) [Text Block]	Appendix: Portfolios Available Under The Policy The following is a list of portfolios available under the policies. More information about the portfolios is available in the prospectuses for the portfolios, which may be amended from time to time. You can find the prospectuses and other information about the portfolios at dfinview.com/JohnHancock/PUFT/AVUL2025EM. You can also request this information at no cost by calling 1-800-732-5543 or by sending an email request to life_and_annuities_prospectuses@jhancock.com. The current expenses and performance information below reflect fees and expenses of the portfolios, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each portfolio’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To approximate the aggregate total return of a broad-based U.S. domestic equity market index.	500 Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.25%*	17.57	14.12	14.52
To seek income and capital appreciation.	Active Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.65%*	7.56	0.09	2.67
To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Asset Allocation Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.91%*	15.39	8.57	9.37
To seek to provide long-term growth of capital.	American Global Growth Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	1.07%*	21.17	7.81	11.74
To seek to provide growth of capital.	American Growth Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.95%*	19.81	12.95	17.53
To seek to provide long-term growth of capital and income.	American Growth-Income Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.91%	17.65	13.48	13.50
To provide long-term growth of capital. Current income is a secondary objective.	Blue Chip Growth Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.75%*	18.57	11.76	15.62
To seek long-term capital appreciation.	Capital Appreciation Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.88%*	11.62	9.11	10.95
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek total return consisting of income and capital appreciation.	Core Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Allspring Global Investments, LLC	0.62%*	7.03	-0.52	1.96
To seek long-term capital appreciation.	Disciplined Value Emerging Markets Equity Trust - Series NAV John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.91%*	32.00	7.83	8.56
To seek long-term growth of capital.	Disciplined Value International Trust - Series NAV John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.79%	41.02	12.70	8.97
To provide substantial dividend income and also long-term growth of capital.	Equity Income Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.73%*	14.42	11.15	10.52
To seek growth of capital.	Financial Industries Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.88%*	12.11	11.49	10.60
To seek long-term growth of capital.	Fundamental All Cap Core Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.71%*	4.84	11.79	13.80
To seek long-term capital appreciation.	Fundamental Large Cap Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.72%*	16.01	14.96	12.64
To seek long-term capital appreciation.	Global Equity Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.88%*	18.20	10.17	8.39
To seek long-term capital appreciation.	Health Sciences Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.99%*	19.53	4.19	8.75
The fund seeks high current income. Capital appreciation is a secondary goal.	High Yield Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.69%*	7.45	4.02	6.14
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.	International Equity Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/SSGA Funds Management, Inc.	0.34%*	32.57	7.68	8.33
To seek long-term capital appreciation.	International Small Company Trust - Series NAV John Hancock Variable Trust Advisers LLC/Dimensional Fund Advisors LP	1.01%*	35.01	8.04	7.85
To provide a high level of current income consistent with the maintenance of principal and liquidity.	Investment Quality Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.72%*	6.94	-0.44	2.41
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Lifestyle Balanced Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.74%*	14.06	5.49	7.07
To seek a high level of current income with some consideration given to growth of capital.	Lifestyle Conservative Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.71%*	10.07	2.02	4.20
To seek long-term growth of capital. Current income is also a consideration.	Lifestyle Growth Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.76%*	16.84	7.86	8.96
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.	Lifestyle Moderate Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.73%*	12.69	4.30	6.10
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Balanced Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.87%	9.87	4.69	5.58
To seek current income and growth of capital, while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Conservative Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.85%	8.91	1.00	3.14
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Growth Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.91%	10.89	6.32	6.28
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Moderate Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.87%	9.34	3.78	5.11
To seek long-term growth of capital.	Mid Cap Growth Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.88%*	6.17	1.36	11.75
Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.	Mid Cap Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.41%*	7.03	8.68	10.29
To seek long-term capital appreciation.	Mid Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.98%*	5.87	11.69	10.91
To obtain maximum current income consistent with preservation of principal and liquidity.	Money Market Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.28%*	4.07	3.03	1.97
To seek maximum total return, consistent with preservation of capital and prudent investment management.	Opportunistic Fixed Income Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.92%*	9.60	0.62	3.25
To seek to achieve a combination of long- term capital appreciation and current income.	Real Estate Securities Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.76%*	0.63	5.77	5.91
To seek long-term growth of capital. Current income is incidental to the fund’s objective.	Science & Technology Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.99%*	23.64	13.03	19.84
To seek income and capital appreciation.	Select Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.60%*	7.52	-0.27	2.26
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.	Short Term Government Income Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.65%*	5.09	0.67	1.25
To seek long-term capital appreciation.	Small Cap Core Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.90%*	0.11	6.53	6.10
Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.	Small Cap Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.48%*	12.42	5.72	9.24
To seek long-term capital appreciation.	Small Cap Opportunities Trust - Series NAV John Hancock Variable Trust Advisers LLC/Dimensional Fund Advisors LP	0.87%*	9.22	10.59	10.09
To seek long-term capital appreciation.	Small Cap Stock Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	1.08%*	12.70	0.39	10.12
To seek long-term growth of capital.	Small Company Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	1.16%*	7.11	6.02	8.98
To seek a high level of current income.	Strategic Income Opportunities Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.74%*	7.51	1.61	3.26
To seek to track the performance of the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Index”) (which represents the U.S. investment grade bond market).	Total Bond Market Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.25%*	6.91	-0.65	1.75
Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index.	Total Stock Market Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.51%*	16.68	12.42	13.73
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek long-term growth of capital.	U.S. Growth Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.62%*	20.76	11.77	17.13
The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.	Ultra Short Term Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.62%*	4.34	2.52	2.01
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek to provide capital appreciation.	TOPS® Aggressive ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.54%	18.83	9.41	10.43
To seek to provide income and capital appreciation.	TOPS® Balanced ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.54%	12.85	5.52	6.39
To seek to preserve capital and provide moderate income and moderate capital appreciation.	TOPS® Conservative ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.56%	10.15	4.34	4.99
To seek to provide capital appreciation.	TOPS® Moderate ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.53%	15.13	6.92	7.99
To seek to provide capital appreciation.	TOPS® Moderately Aggressive ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.54%	17.99	8.56	9.53
* This portfolio’s annual expenses reflect temporary fee or expense waivers or reimbursements.
Prospectuses Available [Text Block]	The following is a list of portfolios available under the policies. More information about the portfolios is available in the prospectuses for the portfolios, which may be amended from time to time. You can find the prospectuses and other information about the portfolios at dfinview.com/JohnHancock/PUFT/AVUL2025EM. You can also request this information at no cost by calling 1-800-732-5543 or by sending an email request to life_and_annuities_prospectuses@jhancock.com. The current expenses and performance information below reflect fees and expenses of the portfolios, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To approximate the aggregate total return of a broad-based U.S. domestic equity market index.	500 Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.25%*	17.57	14.12	14.52
To seek income and capital appreciation.	Active Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.65%*	7.56	0.09	2.67
To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Asset Allocation Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.91%*	15.39	8.57	9.37
To seek to provide long-term growth of capital.	American Global Growth Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	1.07%*	21.17	7.81	11.74
To seek to provide growth of capital.	American Growth Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.95%*	19.81	12.95	17.53
To seek to provide long-term growth of capital and income.	American Growth-Income Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.91%	17.65	13.48	13.50
To provide long-term growth of capital. Current income is a secondary objective.	Blue Chip Growth Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.75%*	18.57	11.76	15.62
To seek long-term capital appreciation.	Capital Appreciation Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.88%*	11.62	9.11	10.95
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek total return consisting of income and capital appreciation.	Core Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Allspring Global Investments, LLC	0.62%*	7.03	-0.52	1.96
To seek long-term capital appreciation.	Disciplined Value Emerging Markets Equity Trust - Series NAV John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.91%*	32.00	7.83	8.56
To seek long-term growth of capital.	Disciplined Value International Trust - Series NAV John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.79%	41.02	12.70	8.97
To provide substantial dividend income and also long-term growth of capital.	Equity Income Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.73%*	14.42	11.15	10.52
To seek growth of capital.	Financial Industries Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.88%*	12.11	11.49	10.60
To seek long-term growth of capital.	Fundamental All Cap Core Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.71%*	4.84	11.79	13.80
To seek long-term capital appreciation.	Fundamental Large Cap Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.72%*	16.01	14.96	12.64
To seek long-term capital appreciation.	Global Equity Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.88%*	18.20	10.17	8.39
To seek long-term capital appreciation.	Health Sciences Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.99%*	19.53	4.19	8.75
The fund seeks high current income. Capital appreciation is a secondary goal.	High Yield Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.69%*	7.45	4.02	6.14
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.	International Equity Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/SSGA Funds Management, Inc.	0.34%*	32.57	7.68	8.33
To seek long-term capital appreciation.	International Small Company Trust - Series NAV John Hancock Variable Trust Advisers LLC/Dimensional Fund Advisors LP	1.01%*	35.01	8.04	7.85
To provide a high level of current income consistent with the maintenance of principal and liquidity.	Investment Quality Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.72%*	6.94	-0.44	2.41
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Lifestyle Balanced Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.74%*	14.06	5.49	7.07
To seek a high level of current income with some consideration given to growth of capital.	Lifestyle Conservative Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.71%*	10.07	2.02	4.20
To seek long-term growth of capital. Current income is also a consideration.	Lifestyle Growth Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.76%*	16.84	7.86	8.96
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.	Lifestyle Moderate Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.73%*	12.69	4.30	6.10
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Balanced Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.87%	9.87	4.69	5.58
To seek current income and growth of capital, while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Conservative Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.85%	8.91	1.00	3.14
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Growth Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.91%	10.89	6.32	6.28
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Moderate Portfolio - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.87%	9.34	3.78	5.11
To seek long-term growth of capital.	Mid Cap Growth Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.88%*	6.17	1.36	11.75
Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.	Mid Cap Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.41%*	7.03	8.68	10.29
To seek long-term capital appreciation.	Mid Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.98%*	5.87	11.69	10.91
To obtain maximum current income consistent with preservation of principal and liquidity.	Money Market Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.28%*	4.07	3.03	1.97
To seek maximum total return, consistent with preservation of capital and prudent investment management.	Opportunistic Fixed Income Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.92%*	9.60	0.62	3.25
To seek to achieve a combination of long- term capital appreciation and current income.	Real Estate Securities Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.76%*	0.63	5.77	5.91
To seek long-term growth of capital. Current income is incidental to the fund’s objective.	Science & Technology Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.99%*	23.64	13.03	19.84
To seek income and capital appreciation.	Select Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.60%*	7.52	-0.27	2.26
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.	Short Term Government Income Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.65%*	5.09	0.67	1.25
To seek long-term capital appreciation.	Small Cap Core Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.90%*	0.11	6.53	6.10
Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.	Small Cap Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.48%*	12.42	5.72	9.24
To seek long-term capital appreciation.	Small Cap Opportunities Trust - Series NAV John Hancock Variable Trust Advisers LLC/Dimensional Fund Advisors LP	0.87%*	9.22	10.59	10.09
To seek long-term capital appreciation.	Small Cap Stock Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	1.08%*	12.70	0.39	10.12
To seek long-term growth of capital.	Small Company Value Trust - Series NAV John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	1.16%*	7.11	6.02	8.98
To seek a high level of current income.	Strategic Income Opportunities Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.74%*	7.51	1.61	3.26
To seek to track the performance of the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Index”) (which represents the U.S. investment grade bond market).	Total Bond Market Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.25%*	6.91	-0.65	1.75
Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index.	Total Stock Market Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.51%*	16.68	12.42	13.73
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek long-term growth of capital.	U.S. Growth Trust - Series NAV John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.62%*	20.76	11.77	17.13
The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.	Ultra Short Term Bond Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.62%*	4.34	2.52	2.01
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek to provide capital appreciation.	TOPS® Aggressive ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.54%	18.83	9.41	10.43
To seek to provide income and capital appreciation.	TOPS® Balanced ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.54%	12.85	5.52	6.39
To seek to preserve capital and provide moderate income and moderate capital appreciation.	TOPS® Conservative ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.56%	10.15	4.34	4.99
To seek to provide capital appreciation.	TOPS® Moderate ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.53%	15.13	6.92	7.99
To seek to provide capital appreciation.	TOPS® Moderately Aggressive ETF - Class 2 ValMark Advisers, Inc./Milliman Financial Risk Management, LLC	0.54%	17.99	8.56	9.53
* This portfolio’s annual expenses reflect temporary fee or expense waivers or reimbursements.
Temporary Fee Reductions, Current Expenses [Text Block]	This portfolio’s annual expenses reflect temporary fee or expense waivers or reimbursements.
Accumulation Variable Universal Life 2025 Employer Market | Risks Associated with Indexed Accounts
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Risks Associated with Indexed Accounts For the Base Capped Indexed Account, Base High Par Capped Indexed Account, Base Capped Two Year Indexed Account and the High Capped Indexed Account, the index segment interest credits will vary based upon the performance of the S&P 500 (excluding dividends) subject to the application of the participation rate, the segment cap rate and the guaranteed segment floor rate (“indexed account parameters”). You bear the risk that performance of the S&P 500 may result in index segment interest credits that are low enough to require you to increase your premium payments in order to keep your policy in force. This risk is increased when policy value is allocated to the High Capped Indexed Account, which has an Indexed Performance Charge; when the index segment interest credit for a segment of the High Capped Indexed Account is less than the annualized Indexed Performance Charge, the effective annual return on the portion of the policy value in that segment will be negative. It is within our discretion to set the segment cap rate and participation rate for any new segment term, subject to their respective guaranteed rates. If we reduce the segment cap rate or the participation rate for future segment terms, the amount of index segment interest credit which you may have otherwise received would be reduced and you may need to increase your premium payments in order to keep your policy in force. If the S&P 500 on the segment maturity date has increased from the segment initiation date by a percentage that exceeds the segment cap rate for the segment term, the indexed segment interest credit applied to the indexed account for that segment will be limited to the segment cap rate. For the Barclays Global MA Classic Indexed Account, the index segment interest credits will vary based upon the performance of the Barclays Global MA Index (excluding dividends) subject to the application of the participation rate and the guaranteed segment floor rate (“indexed account parameters”). You bear the risk that performance of the index may result in index segment interest credits that are low enough to require you to increase your premium payments in order to keep your policy in force. It is within our discretion to set the participation rate for any new segment term, subject to minimum guaranteed rates. If we reduce the participation rate for future segment terms, the amount of index segment interest credit which you may have otherwise received would be reduced and you may need to increase your premium payments in order to keep your policy in force. Withdrawals from an indexed account will reduce the amount of any index segment interest credit for any impacted segment, as we will not credit any interest on any amount that does not remain in the segment for its full term. If a policy terminates before a segment maturity date due to death of the insured, surrender of the net cash surrender value or insufficient premium, no index segment interest credit will be applied for that segment.
Accumulation Variable Universal Life 2025 Employer Market | Transfer Risk
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Transfer Risk There is a risk that you will not be able to transfer your policy value from one variable investment account to another because of limitations on the dollar amount or frequency of transfers you can make. The limitations on transfers out of the fixed account are more restrictive than those that apply to transfers out of variable investment accounts. If you purchase certain supplementary benefit riders you will be subject to special transfer restrictions. Transfers from an indexed account to any other account can only be made on a segment maturity date. To discourage market timing and disruptive trading activity, we impose restrictions on transfers and reserve the right to change, suspend or terminate telephone, facsimile and internet transaction privileges. While we seek to identify and prevent disruptive trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive trading and avoiding harm to long term investors.
Accumulation Variable Universal Life 2025 Employer Market | Early Surrender or Withdrawal Risk
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Early Surrender or Withdrawal Risk/Not a Short-Term Investment This policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. There are surrender charges assessed if you surrender your policy in the first twelve policy years. Depending on the policy value at the time you are considering surrender, there may be little or no surrender value payable to you. Upon surrender or withdrawal, we will not apply index segment interest credits to any amounts taken from segments which have not reached their segment maturity date.
Accumulation Variable Universal Life 2025 Employer Market | Tax Risks
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Tax Risks In order for you to receive the tax benefits extended to life insurance under the Code, your policy must comply with certain requirements of the Code. We will monitor your policy for compliance with these requirements, but a policy might fail to qualify as life insurance in spite of our monitoring, which can have adverse tax consequences. If the policy were determined not to qualify as life insurance under the Code, you would be taxed on any income or gains those assets generate. In other words, you would lose the value of the so-called “tax-deferred inside build-up” that is a major benefit of life insurance. There is a tax risk associated with policy loans. Although no part of a loan is treated as income to you when the loan is made unless your policy is a “modified endowment contract,” surrender or lapse of the policy with a loan outstanding would result in the loan being treated as a distribution at the time of lapse or surrender. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, you might find yourself having to choose between high premium requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur. Tax consequences of ownership or receipt of policy proceeds (including surrender or withdrawal proceeds) under Federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each owner or beneficiary. There can also be unfavorable tax consequences on such things as the change of policy ownership or assignment of ownership interests. For these and all the other reasons mentioned above, we recommend you consult with a qualified tax adviser before buying the policy and before exercising certain rights under the policy. There are tax risks associated with the election of certain supplementary benefit riders (see “Tax Consequences of Electing Certain Supplementary Benefit Riders”).
Accumulation Variable Universal Life 2025 Employer Market | Cybersecurity Risks
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Cybersecurity Risks Our business and operations are highly dependent upon the effective operation of our computer systems and those of our third-party business partners. As a result, there are potential operational and information security risks associated with attack, damage, or unauthorized access to the technologies and systems on which our business depends. These risks include, among other things, the unauthorized access, theft, loss, misuse, corruption, and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third-party administrator, the underlying portfolios, intermediaries, and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, cyber-attacks may interfere with the processing of actions taken on your policy, including the processing of transactions and orders from our website or with the underlying portfolios, impact our ability to calculate unit values or an underlying portfolio to calculate a net asset value, or cause the release and possible destruction of confidential customer or business information. Cybersecurity risks may also impact the issuers of securities in which the underlying portfolios invest, which may cause the portfolios underlying your policy to lose value. While measures have been implemented that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying portfolios, or our service providers will not suffer losses affecting your policy due to cyber-attacks or information security breaches in the future.
Accumulation Variable Universal Life 2025 Employer Market | Risks Associated with Investment Options
Item 2. Key Information [Line Items]
Risk [Text Block]	An investment in this policy is subject to the risk of poor performance and can vary depending on the performance of the account allocation options available under the policy (e.g., portfolios). Each such option (including the fixed account and indexed accounts) will have its own unique risks, and you should review these options before making an allocation decision. You can find the prospectuses and other information about the portfolios at dfinview.com/JohnHancock/PUFT/AVUL2025EM.
Accumulation Variable Universal Life 2025 Employer Market | Risk of Loss [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in this policy.
Accumulation Variable Universal Life 2025 Employer Market | Not Short Term Investment Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	This policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The policy is unsuitable as a short-term savings vehicle because of substantial policy-level charges, including the premium charge and the surrender charge, as well as potential adverse tax consequences from such short-term use.
Accumulation Variable Universal Life 2025 Employer Market | Investment Options Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Investment Risk/Risk of Loss The policy offers a number of variable investment accounts, as listed in the APPENDIX. The investment performance of any variable investment account may be good or bad, and you may lose money on amounts you invest in a policy. Your policy value will increase or decrease based on the investment performance of the variable investment accounts you’ve chosen. The variable investment accounts cover a broad spectrum of investment styles and strategies, some variable investment accounts are riskier than others. These risks (and potential rewards) are discussed in detail in the prospectuses of the portfolios. The death benefit may also increase or decrease with investment experience. An investment in a policy is also subject to risks related to John Hancock USA, including that the obligations (including under the fixed account and indexed account options), guarantees, or benefits are subject to the claims-paying ability of John Hancock USA. Information about John Hancock USA, including its financial strength ratings, is available upon request from your John Hancock USA representative. Our current financial strength ratings can also be obtained by contacting the Service Office at 1-800-732-5543.
Accumulation Variable Universal Life 2025 Employer Market | Insurance Company Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Your investment in the policy is subject to risks related to John Hancock USA, including that the obligations, the fixed account and indexed accounts, guarantees, or benefits are subject to the claims-paying ability of John Hancock USA. Information about John Hancock USA, including its financial strength ratings, is available upon request from your John Hancock USA representative. Our current financial strength ratings can also be obtained by contacting the Service Office at 1-800-732-5543.
Accumulation Variable Universal Life 2025 Employer Market | Contract Lapse Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Unless the No-Lapse Guarantee is in effect, this policy will go into default if at the beginning of any policy month the policy’s net cash surrender value would be zero or below after deducting the monthly deductions then due. The “net cash surrender value” is your policy value, less any policy debt, and less any applicable surrender charges. This can happen as a result of insufficient premium payments, poor performance of the variable or general account options you have chosen, withdrawals, or unpaid loans or loan interest. If a default is not cured within a 61-day grace period, your policy will lapse without value, and no death benefit or other benefits will be payable. You can apply to reinstate a policy that has gone into default, subject to conditions including payment of a specified amount of additional premiums.
Principal Risk [Text Block]	Lapse Risk If the net cash surrender value is insufficient to pay the charges when due and the No-Lapse Guarantee is not in effect, your policy can terminate (i.e., “lapse”). For example, this can happen because you haven’t paid enough premium, because the performance of the variable investment or general account options you’ve chosen has been poor, because the performance of the S&P 500 has been poor or because of a combination of all factors. Since withdrawals and policy charges reduce your policy value, these also increase the risk of lapse. Policy loans also increase the risk of lapse. There is no guarantee that your policy will not lapse even if you pay your planned premium.
Accumulation Variable Universal Life 2025 Employer Market | 500 Index Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	500 Index Trust - Series NAV
Portfolio Company Objective [Text Block]	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	17.57%
Average Annual Total Returns, 5 Years [Percent]	14.12%
Average Annual Total Returns, 10 Years [Percent]	14.52%
Accumulation Variable Universal Life 2025 Employer Market | Active Bond Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Active Bond Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek income and capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	7.56%
Average Annual Total Returns, 5 Years [Percent]	0.09%
Average Annual Total Returns, 10 Years [Percent]	2.67%
Accumulation Variable Universal Life 2025 Employer Market | American Asset Allocation Trust - Series I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Asset Allocation Trust - Series I
Portfolio Company Objective [Text Block]	To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	15.39%
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	9.37%
Accumulation Variable Universal Life 2025 Employer Market | American Global Growth Trust - Series I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Global Growth Trust - Series I
Portfolio Company Objective [Text Block]	To seek to provide long-term growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	21.17%
Average Annual Total Returns, 5 Years [Percent]	7.81%
Average Annual Total Returns, 10 Years [Percent]	11.74%
Accumulation Variable Universal Life 2025 Employer Market | American Growth Trust - Series I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Growth Trust - Series I
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	19.81%
Average Annual Total Returns, 5 Years [Percent]	12.95%
Average Annual Total Returns, 10 Years [Percent]	17.53%
Accumulation Variable Universal Life 2025 Employer Market | American Growth-Income Trust - Series I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Growth-Income Trust - Series I
Portfolio Company Objective [Text Block]	To seek to provide long-term growth of capital and income.
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	17.65%
Average Annual Total Returns, 5 Years [Percent]	13.48%
Average Annual Total Returns, 10 Years [Percent]	13.50%
Accumulation Variable Universal Life 2025 Employer Market | Blue Chip Growth Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Blue Chip Growth Trust - Series NAV
Portfolio Company Objective [Text Block]	To provide long-term growth of capital. Current income is a secondary objective.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	18.57%
Average Annual Total Returns, 5 Years [Percent]	11.76%
Average Annual Total Returns, 10 Years [Percent]	15.62%
Accumulation Variable Universal Life 2025 Employer Market | Capital Appreciation Value Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Capital Appreciation Value Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	11.62%
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	10.95%
Accumulation Variable Universal Life 2025 Employer Market | Core Bond Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Core Bond Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek total return consisting of income and capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.03%
Average Annual Total Returns, 5 Years [Percent]	(0.52%)
Average Annual Total Returns, 10 Years [Percent]	1.96%
Accumulation Variable Universal Life 2025 Employer Market | Disciplined Value Emerging Markets Equity Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Disciplined Value Emerging Markets Equity Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	32.00%
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	8.56%
Accumulation Variable Universal Life 2025 Employer Market | Disciplined Value International Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Disciplined Value International Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	41.02%
Average Annual Total Returns, 5 Years [Percent]	12.70%
Average Annual Total Returns, 10 Years [Percent]	8.97%
Accumulation Variable Universal Life 2025 Employer Market | Equity Income Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Equity Income Trust - Series NAV
Portfolio Company Objective [Text Block]	To provide substantial dividend income and also long-term growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	14.42%
Average Annual Total Returns, 5 Years [Percent]	11.15%
Average Annual Total Returns, 10 Years [Percent]	10.52%
Accumulation Variable Universal Life 2025 Employer Market | Financial Industries Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Financial Industries Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	12.11%
Average Annual Total Returns, 5 Years [Percent]	11.49%
Average Annual Total Returns, 10 Years [Percent]	10.60%
Accumulation Variable Universal Life 2025 Employer Market | Fundamental All Cap Core Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fundamental All Cap Core Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	4.84%
Average Annual Total Returns, 5 Years [Percent]	11.79%
Average Annual Total Returns, 10 Years [Percent]	13.80%
Accumulation Variable Universal Life 2025 Employer Market | Fundamental Large Cap Value Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fundamental Large Cap Value Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	16.01%
Average Annual Total Returns, 5 Years [Percent]	14.96%
Average Annual Total Returns, 10 Years [Percent]	12.64%
Accumulation Variable Universal Life 2025 Employer Market | Global Equity Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Global Equity Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.20%
Average Annual Total Returns, 5 Years [Percent]	10.17%
Average Annual Total Returns, 10 Years [Percent]	8.39%
Accumulation Variable Universal Life 2025 Employer Market | Health Sciences Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Health Sciences Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	19.53%
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	8.75%
Accumulation Variable Universal Life 2025 Employer Market | High Yield Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	High Yield Trust - Series NAV
Portfolio Company Objective [Text Block]	The fund seeks high current income. Capital appreciation is a secondary goal.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	7.45%
Average Annual Total Returns, 5 Years [Percent]	4.02%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Accumulation Variable Universal Life 2025 Employer Market | International Equity Index Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	International Equity Index Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	32.57%
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	8.33%
Accumulation Variable Universal Life 2025 Employer Market | International Small Company Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	International Small Company Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	35.01%
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	7.85%
Accumulation Variable Universal Life 2025 Employer Market | Investment Quality Bond Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Investment Quality Bond Trust - Series NAV
Portfolio Company Objective [Text Block]	To provide a high level of current income consistent with the maintenance of principal and liquidity.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	(0.44%)
Average Annual Total Returns, 10 Years [Percent]	2.41%
Accumulation Variable Universal Life 2025 Employer Market | Lifestyle Balanced Portfolio - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lifestyle Balanced Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	14.06%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	7.07%
Accumulation Variable Universal Life 2025 Employer Market | Lifestyle Conservative Portfolio - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lifestyle Conservative Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek a high level of current income with some consideration given to growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	10.07%
Average Annual Total Returns, 5 Years [Percent]	2.02%
Average Annual Total Returns, 10 Years [Percent]	4.20%
Accumulation Variable Universal Life 2025 Employer Market | Lifestyle Growth Portfolio - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lifestyle Growth Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term growth of capital. Current income is also a consideration.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	16.84%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	8.96%
Accumulation Variable Universal Life 2025 Employer Market | Lifestyle Moderate Portfolio - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lifestyle Moderate Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	12.69%
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	6.10%
Accumulation Variable Universal Life 2025 Employer Market | Managed Volatility Balanced Portfolio - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Managed Volatility Balanced Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	9.87%
Average Annual Total Returns, 5 Years [Percent]	4.69%
Average Annual Total Returns, 10 Years [Percent]	5.58%
Accumulation Variable Universal Life 2025 Employer Market | Managed Volatility Conservative Portfolio - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Managed Volatility Conservative Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek current income and growth of capital, while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	8.91%
Average Annual Total Returns, 5 Years [Percent]	1.00%
Average Annual Total Returns, 10 Years [Percent]	3.14%
Accumulation Variable Universal Life 2025 Employer Market | Managed Volatility Growth Portfolio - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Managed Volatility Growth Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	10.89%
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	6.28%
Accumulation Variable Universal Life 2025 Employer Market | Managed Volatility Moderate Portfolio - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Managed Volatility Moderate Portfolio - Series NAV
Portfolio Company Objective [Text Block]	To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	9.34%
Average Annual Total Returns, 5 Years [Percent]	3.78%
Average Annual Total Returns, 10 Years [Percent]	5.11%
Accumulation Variable Universal Life 2025 Employer Market | Mid Cap Growth Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Growth Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	6.17%
Average Annual Total Returns, 5 Years [Percent]	1.36%
Average Annual Total Returns, 10 Years [Percent]	11.75%
Accumulation Variable Universal Life 2025 Employer Market | Mid Cap Index Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Index Trust - Series NAV
Portfolio Company Objective [Text Block]	Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	7.03%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	10.29%
Accumulation Variable Universal Life 2025 Employer Market | Mid Value Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Mid Value Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	5.87%
Average Annual Total Returns, 5 Years [Percent]	11.69%
Average Annual Total Returns, 10 Years [Percent]	10.91%
Accumulation Variable Universal Life 2025 Employer Market | Money Market Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Money Market Trust - Series NAV
Portfolio Company Objective [Text Block]	To obtain maximum current income consistent with preservation of principal and liquidity.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	4.07%
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	1.97%
Accumulation Variable Universal Life 2025 Employer Market | Opportunistic Fixed Income Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Opportunistic Fixed Income Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	9.60%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	3.25%
Accumulation Variable Universal Life 2025 Employer Market | Real Estate Securities Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Real Estate Securities Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek to achieve a combination of long-term capital appreciation and current income.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	0.63%
Average Annual Total Returns, 5 Years [Percent]	5.77%
Average Annual Total Returns, 10 Years [Percent]	5.91%
Accumulation Variable Universal Life 2025 Employer Market | Science Technology Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Science & Technology Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term growth of capital. Current income is incidental to the fund’s objective.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	23.64%
Average Annual Total Returns, 5 Years [Percent]	13.03%
Average Annual Total Returns, 10 Years [Percent]	19.84%
Accumulation Variable Universal Life 2025 Employer Market | Select Bond Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Select Bond Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek income and capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	7.52%
Average Annual Total Returns, 5 Years [Percent]	(0.27%)
Average Annual Total Returns, 10 Years [Percent]	2.26%
Accumulation Variable Universal Life 2025 Employer Market | Short Term Government Income Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Short Term Government Income Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	5.09%
Average Annual Total Returns, 5 Years [Percent]	0.67%
Average Annual Total Returns, 10 Years [Percent]	1.25%
Accumulation Variable Universal Life 2025 Employer Market | Small Cap Core Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Small Cap Core Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	0.11%
Average Annual Total Returns, 5 Years [Percent]	6.53%
Average Annual Total Returns, 10 Years [Percent]	6.10%
Accumulation Variable Universal Life 2025 Employer Market | Small Cap Index Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Small Cap Index Trust - Series NAV
Portfolio Company Objective [Text Block]	Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	12.42%
Average Annual Total Returns, 5 Years [Percent]	5.72%
Average Annual Total Returns, 10 Years [Percent]	9.24%
Accumulation Variable Universal Life 2025 Employer Market | Small Cap Opportunities Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Small Cap Opportunities Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	9.22%
Average Annual Total Returns, 5 Years [Percent]	10.59%
Average Annual Total Returns, 10 Years [Percent]	10.09%
Accumulation Variable Universal Life 2025 Employer Market | Small Cap Stock Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Small Cap Stock Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term capital appreciation.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	12.70%
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	10.12%
Accumulation Variable Universal Life 2025 Employer Market | Small Company Value Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Small Company Value Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	7.11%
Average Annual Total Returns, 5 Years [Percent]	6.02%
Average Annual Total Returns, 10 Years [Percent]	8.98%
Accumulation Variable Universal Life 2025 Employer Market | Strategic Income Opportunities Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Strategic Income Opportunities Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek a high level of current income.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	7.51%
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	3.26%
Accumulation Variable Universal Life 2025 Employer Market | Total Bond Market Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Total Bond Market Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek to track the performance of the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Index”) (which represents the U.S. investment grade bond market).
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	6.91%
Average Annual Total Returns, 5 Years [Percent]	(0.65%)
Average Annual Total Returns, 10 Years [Percent]	1.75%
Accumulation Variable Universal Life 2025 Employer Market | Total Stock Market Index Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Total Stock Market Index Trust - Series NAV
Portfolio Company Objective [Text Block]	Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	16.68%
Average Annual Total Returns, 5 Years [Percent]	12.42%
Average Annual Total Returns, 10 Years [Percent]	13.73%
Accumulation Variable Universal Life 2025 Employer Market | U.S. Growth Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	U.S. Growth Trust - Series NAV
Portfolio Company Objective [Text Block]	To seek long-term growth of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	20.76%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	17.13%
Accumulation Variable Universal Life 2025 Employer Market | Ultra Short Term Bond Trust - Series NAV
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Ultra Short Term Bond Trust - Series NAV
Portfolio Company Objective [Text Block]	The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Manulife Investment Management (US) LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	4.34%
Average Annual Total Returns, 5 Years [Percent]	2.52%
Average Annual Total Returns, 10 Years [Percent]	2.01%
Accumulation Variable Universal Life 2025 Employer Market | TOPS® Aggressive ETF - Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	TOPS® Aggressive ETF - Class 2
Portfolio Company Objective [Text Block]	To seek to provide capital appreciation.
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	18.83%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	10.43%
Accumulation Variable Universal Life 2025 Employer Market | TOPS® Balanced ETF - Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	TOPS® Balanced ETF - Class 2
Portfolio Company Objective [Text Block]	To seek to provide income and capital appreciation.
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	12.85%
Average Annual Total Returns, 5 Years [Percent]	5.52%
Average Annual Total Returns, 10 Years [Percent]	6.39%
Accumulation Variable Universal Life 2025 Employer Market | TOPS® Conservative ETF - Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	TOPS® Conservative ETF - Class 2
Portfolio Company Objective [Text Block]	To seek to preserve capital and provide moderate income and moderate capital appreciation.
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	10.15%
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	4.99%
Accumulation Variable Universal Life 2025 Employer Market | TOPS® Moderate ETF - Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	TOPS® Moderate ETF - Class 2
Portfolio Company Objective [Text Block]	To seek to provide capital appreciation.
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	15.13%
Average Annual Total Returns, 5 Years [Percent]	6.92%
Average Annual Total Returns, 10 Years [Percent]	7.99%
Accumulation Variable Universal Life 2025 Employer Market | TOPS® Moderately Aggressive ETF - Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	TOPS® Moderately Aggressive ETF - Class 2
Portfolio Company Objective [Text Block]	To seek to provide capital appreciation.
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	17.99%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Accumulation Variable Universal Life 2025 Employer Market | Cash Value Enhancement Rider
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Cash Value Enhancement Rider(4)
Other Transaction Fee, When Deducted [Text Block]	Upon payment of premium
Other Transaction Fee, Maximum [Dollars]	$ 3
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The charge for this rider is a percentage of premium which is deducted at the same time as the Premium charge when premiums are paid in years 1 through 10.
Name of Benefit [Text Block]	Cash Value Enhancement Rider
Purpose of Benefit [Text Block]	Provides an enhancement in cash surrender value.
Brief Restrictions / Limitations [Text Block]	The decision to add this rider to your policy must be made at issuance of the policy and, once made, is irrevocable.
Name of Benefit [Text Block]	Cash Value Enhancement Rider
Operation of Benefit [Text Block]	• Cash Value Enhancement Rider. Your policy may be issued with the Cash Value Enhancement Rider. The decision to add this rider to your policy must be made at issuance of the policy and, once made, is irrevocable for the 10 year duration of the rider period. There is a charge for this rider equal to 3% of premium paid in years 1 to 10. The benefit of this rider is that the cash surrender value of your policy is enhanced during the first 10 policy years. The benefit will apply only in determining the cash surrender value on a full surrender, under the default provision of the policy, and when determining the minimum death benefit as described below. While this rider is in effect the cash surrender value is equal to the policy value less surrender charge plus the Cash Value Enhancement Benefit. The Cash Value Enhancement Benefit is an amount equal to (a) plus (b), where: (a) is the surrender charge that would otherwise be payable multiplied by the Cash Value Enhancement Factor for the applicable policy year; and (b) is the sum of all premium paid to date net of any withdrawals, with the result multiplied by the Cumulative Premium Factor for the applicable policy year. The Cash Value Enhancement Factors and the Cumulative Premium Factors are shown in the tables below.
Policy Year	Cash Value Enhancement Waiver Percentage
1	85%
2	60%
3	30%
4	15%
5	15%
6+	0%
Policy Year	Cumulative Premium Factor
1	6%
2	5%
3	3%
4	3%
5	3%
6	3%
7	3%
8	3%
9	2%
10	1%
11+	0%
While this rider is in effect, the greater of the policy value and the enhanced cash surrender value is used in the determination of the minimum death benefit. Example: Assume that your policy value at the end of year 5 is $100,000, that the applicable surrender charge at that time is $40,000, that $80,000 in premium has been paid into the policy to date, and that there is no policy debt. The Cash Value Enhancement Benefit under this rider at the end of year 5 would be $8,400 [i.e., 15% of $40,000 plus 3% of $80,000]. If you fully surrendered the policy at the end of year 5, the surrender proceeds paid would be $100,000 - $40,000 + $8,400 = $68,400. This rider does not, however, increase the amount of any death benefit that is payable upon the insured person’s death.
Accumulation Variable Universal Life 2025 Employer Market | Overloan Protection Rider
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Overloan Protection Rider(5)
Other Transaction Fee, When Deducted [Text Block]	At exercise of benefit
Other Transaction Fee (of Other Amount), Maximum [Percent]	8.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.04%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The charge for this rider is determined as a percentage of unloaned account value. The rates vary by the attained age of the insured person at the time of exercise. The rates also differ according to the tax qualification test elected at issue. The minimum rate shown is for an insured person who has reached attained age 100 and the guideline premium test or the cash value accumulation test has been elected. The maximum rate shown is for an insured person who has reached attained age 75 and the cash value accumulation test has been elected. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Name of Benefit [Text Block]	Overloan Protection Rider
Purpose of Benefit [Text Block]	Prevents your policy from lapsing on any date if policy debt exceeds the death benefit.
Brief Restrictions / Limitations [Text Block]	The benefit is subject to a number of eligibility requirements relating to, among other things, the number of years the policy has been in force, the attained age of the insured person, the death benefit option elected and the tax status of the policy.When the Overloan Protection Benefit in this rider is invoked, all values in the variable investment accounts and the indexed accounts (upon segment maturity) are transferred to the fixed account and will continue to grow at the current fixed account interest rate.Thereafter, policy changes and transactions are limited as set forth in the rider. Any applicable No-Lapse Guarantee under the policy no longer applies, and any supplementary benefit rider requiring a monthly deduction will automatically be terminated.When the Overloan Protection Rider causes the policy to be converted into a fixed policy, there is risk that the Internal Revenue Service could assert that the policy has been effectively terminated and that the outstanding loan balance should be treated as a distribution.
Name of Benefit [Text Block]	Overloan Protection Rider
Operation of Benefit [Text Block]	• Overloan Protection Rider. This rider will prevent your policy from lapsing on any date if policy debt exceeds the death benefit. The benefit is subject to a number of eligibility requirements relating to, among other things, the number of years the policy has been in force, the attained age of the life insured, the death benefit option elected and the tax status of the policy. Example: Assume that your policy’s death benefit is $1,000,000 and that you have taken loans of $100,000 per year in policy years 30 through 35 which would cause the policy to then lapse in policy year 40 if further premiums are not paid. Assume also that, at the end of year 35, you exercise the Overloan Protection Rider and pay the one-time rider charge. The policy would then remain in force after policy year 40 without any further premium payments, and the death benefit paid upon the insured person’s death would remain $1,000,000 less the amount of the policy debt at the date of death. When the Overloan Protection Benefit in this rider is invoked, all values in the variable investment accounts and the indexed accounts (upon segment maturity) are transferred to the fixed account and will continue to grow at the current fixed account interest rate. Transfer fees do not apply to these transfers. Thereafter, policy changes and transactions are limited as set forth in the rider; for example, death benefit increases or decreases, additional premium payments, policy loans, withdrawals, surrender and transfers are no longer allowed. Any outstanding policy debt will remain. Interest will continue to be charged at a rate that will not exceed the overloan protection maximum rate set forth in the policy, and the policy’s loan account will continue to be credited with the policy’s overloan protection loan interest credited rate set forth in the policy. Any applicable No-Lapse Guarantee under the policy no longer applies, and any supplementary benefit rider requiring a monthly deduction will automatically be terminated. When the Overloan Protection Rider causes the policy to be converted into a fixed policy, there is risk that the Internal Revenue Service could assert that the policy has been effectively terminated and that the outstanding loan balance should be treated as a distribution. Depending on the circumstances, all or part of such deemed distribution may be taxable as income. You should consult a tax adviser as to the risks associated with the Overloan Protection Rider.
Accumulation Variable Universal Life 2025 Employer Market | Accelerated Benefit Rider
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Accelerated Benefit Rider
Other Transaction Fee, When Deducted [Text Block]	At exercise of benefit
Other Transaction Fee, Current [Dollars]	$ 150.00
Name of Benefit [Text Block]	Accelerated Benefit Rider
Purpose of Benefit [Text Block]	Allows you to make a one-time request to accelerate a portion of your death benefit should the insured person become terminally ill and have a life expectancy of one year or less.
Brief Restrictions / Limitations [Text Block]	Payment of the benefit amount will reduce your death benefit, cash value or loan value under your policy. This rider is only available with policies that are individually owned.
Name of Benefit [Text Block]	Accelerated Benefit Rider
Operation of Benefit [Text Block]	• Accelerated Benefit Rider. This rider allows you to make a one-time request to accelerate a portion of your death benefit should the insured person become terminally ill and have a life expectancy of one year or less. Before we can pay the benefit amount under this rider, the following conditions must be met: (1) you must provide us with written evidence satisfactory to us that that the insured person is terminally ill and has a life expectancy of one year or less, (2) we must receive a written consent of any assignee or any irrevocable beneficiary under the policy and (3) you must claim the benefit voluntarily and not as a way to satisfy a creditor’s claim or for government benefits. If you satisfy the above conditions, we will pay you up to 50% of the eligible death benefit, up to a maximum of $1,000,000 on the insured person. You will receive your payment in one lump sum. You cannot make another claim under this rider after we have paid the benefit. We will not make a payment if it would be less than $10,000. If more than one policy owner makes a claim, we will pay the benefit in proportion to the amount of eligible death benefit each has on the insured person. Example: Assume that your policy’s eligible death benefit is $1,000,000 and that you qualify for an accelerated benefit under this rider. If you elect to take the maximum accelerated benefit of 50%, the amount of such rider benefit will be $1,000,000 x 50% = $500,000. If you submit the claim prior to the insured person’s date of death you will receive the $500,000 as a one-time lump sum amount, then the amount of any death benefit that is paid will be reduced by $500,000 plus interest and the death benefit paid will be $500,000 less applicable interest. Payment of the benefit amount will reduce your death benefit, cash value or loan value under your policy. You should consult your tax adviser and social service agencies before you decide to receive the benefit under this rider. This rider is only available with policies that are individually owned.
Accumulation Variable Universal Life 2025 Employer Market | Administrative charge
Item 2. Key Information [Line Items]
Administrative Expenses, Description [Text Block]	Administrative charge
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 20.00
Accumulation Variable Universal Life 2025 Employer Market | Base Face Amount charge
Item 2. Key Information [Line Items]
Administrative Expenses, Description [Text Block]	Base Face Amount charge(2):
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expenses, Representative Investor [Text Block]	Charge for a representative insured person
Administrative Expense (of Face Amount), Maximum [Percent]	4.94%
Administrative Expense (of Face Amount), Current [Percent]	0.35%
Administrative Expense (of Face Amount), Minimum [Percent]	0.15%
Administrative Expense, Footnotes [Text Block]	This charge is determined by multiplying the Base Face Amount at issue by the applicable rate. The rates vary by the sex, age, risk classification, and death benefit option at issue of the insured person. The charge also varies by policy year. The minimum rate shown is the rate in the first policy year for a 20 year old female standard non-smoker underwriting risk with death benefit Option 1. The maximum rate shown is the rate in the fourth policy year for an 80 year old male standard smoker with death benefit Option 2. The representative insured person rate shown is the rate in the first policy year for a 45 year old male standard non-smoker with death benefit Option 2. This charge continues for a maximum of 25 years. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Accumulation Variable Universal Life 2025 Employer Market | Supplemental Face Amount charge
Item 2. Key Information [Line Items]
Administrative Expenses, Description [Text Block]	Supplemental Face Amount charge(3):
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expenses, Representative Investor [Text Block]	Charge for a representative insured person
Administrative Expense (of Face Amount), Maximum [Percent]	3.35%
Administrative Expense (of Face Amount), Current [Percent]	0.01%
Administrative Expense (of Face Amount), Minimum [Percent]	0.01%
Administrative Expense, Footnotes [Text Block]	This charge is determined by multiplying the greater of the amount of Supplemental Face Amount at issue and the current amount of Supplemental Face Amount by the applicable rate. The rates vary by the sex, age, and risk classification of the insured person. The charge also varies by policy year. The minimum rate shown is the rate in the first policy year for a 45 year old male standard non-smoker. The maximum rate shown is the rate in the fourth policy year for a 80 year old male standard smoker. The representative insured person rate shown is the rate in the first policy year for a 45 year old male standard non-smoker. This charge continues for a maximum of 25 years. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Accumulation Variable Universal Life 2025 Employer Market | Indexed Performance charge
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Indexed Performance charge(4)
Other Annual Expense, When Deducted [Text Block]	Monthly
Other Annual Expense (of Other Amount), Maximum [Percent]	1.50%
Other Annual Expense, Footnotes [Text Block]	This charge is determined by multiplying the portion of policy value held in the segments of the High Capped Indexed Account by the applicable rate. The charge determined does not apply to policy value held in the other indexed accounts, the variable investment accounts, or any fixed account.
Accumulation Variable Universal Life 2025 Employer Market | Maximum Standard Loan Interest Rate
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Maximum Standard Loan interest rate(5)
Other Annual Expense, When Deducted [Text Block]	Accrues daily Payable annually
Other Annual Expense (of Other Amount), Maximum [Percent]	3.25%
Other Annual Expense, Footnotes [Text Block]	The maximum effective annual interest rate we can charge for the Standard Loan account is 3.25% for policy years 1-10 and 2.25% for policy years 11 and thereafter. The minimum interest that the loan account will earn is equal to the difference between the maximum annual interest rate we charge for the loan minus the Maximum Loan Interest Credited Differential. The “Maximum Loan Interest Credited Differential” is the difference between the annual interest rate we charge for the loan minus the interest rate we credit for the loan.
Accumulation Variable Universal Life 2025 Employer Market | Maximum Index Loan Interest Rate
Item 2. Key Information [Line Items]
Other Annual Expense, Description [Text Block]	Maximum Index Loan interest rate(6)
Other Annual Expense, When Deducted [Text Block]	Accrues daily Payable annually
Other Annual Expense (of Face Amount), Maximum [Percent]	15.00%
Other Annual Expense, Footnotes [Text Block]	The maximum annual interest rate for an Index Loan is variable but will never exceed the maximum loan interest shown. We set this rate each year at your policy anniversary and it does not change during the Policy Year.
Accumulation Variable Universal Life 2025 Employer Market | Healthy Engagement Rider
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Healthy Engagement Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Maximum [Dollars]	$ 2
Name of Benefit [Text Block]	Healthy Engagement Rider*
Purpose of Benefit [Text Block]	Provides the opportunity to add credits to your policy value based upon the insured person’s ongoing participation in activities that promote a healthy lifestyle. The higher the insured person’s healthy engagement status category, and the more years the insured person qualifies for higher status categories, the larger your credits are likely to be. The Healthy Engagement Rider also provides the insured person with the possibility of other benefits.
Brief Restrictions / Limitations [Text Block]	The amount of any credit will be reduced (a) the closer we are to charging the policy’s maximum cost of insurance rate or (b) at any time the policy’s death benefit exceeds the cap shown in your policy. We have the right to change at any time the qualification standards for status categories. Also, we may change or terminate any other incentives.
Name of Benefit [Text Block]	Healthy Engagement Rider*
Operation of Benefit [Text Block]	• Healthy Engagement Rider. Our Healthy Engagement Rider provides you with the opportunity to add credits (as described below) to your policy value based upon the insured’s ongoing participation in activities that promote a healthy lifestyle. If you elect this rider, the insured person will qualify for one of four healthy engagement status (“status”) categories each year. The status categories are based on the longevity benefits of certain healthy activities in which the insured person engages (such as regular checkups, biometric screenings, exercising regularly, participating in health educational programs, and periodically considering and answering certain health-related questions) and other health-related information about the insured person. The insured person's status category may change from year to year. (Current information relating to the insured person's status and/or the standards for determining status are available through our Service Office at 1-888-333-2659.) Beginning in the second policy year, if the insured person has qualified for one of the three highest status categories, we will contribute a percentage of your policy’s monthly cost of insurance charge in the form of a credit (a “Rider Credit”) to your policy value, subject to the conditions mentioned below. Any Rider Credits will be allocated automatically to each variable investment account, indexed account or any fixed account from which, and in the same proportion as, we are taking your monthly deductions. The Healthy Engagement Rider also provides the insured person with the possibility of other benefits, including discounted wearable devices, gear used to engage in healthy activities, biometric screenings, access to health and fitness information, and other discounts and offers that depend on the insured person having a certain status. These and any other benefits available pursuant to the rider, are designed to encourage a high level of engagement by the insured person in activities that are correlated with improved longevity. Under the Healthy Engagement Rider, several considerations are relevant to the percentage, if any, of any month’s cost of insurance charge that we will contribute as a Rider Credit to your policy. One important consideration is the insured person's status category for the current year and for prior years. If the insured person has always been in the lowest status category, no Rider Credits will be paid. The higher the insured person's status category, and the more years the insured person qualifies for higher status categories, the larger your Rider Credits are likely to be. Also, the Rider Credit that is contributed to your policy in any month will not be more than the factor identified in the rider multiplied by the difference between the maximum amount of cost of insurance charge that your policy permits us to deduct for that month and the amount of cost of insurance charge that we actually deduct for that month. This means that the amount of any Rider Credit will be less the closer we are to charging the maximum cost of insurance rate that the policy permits; and there will not be any Rider Credit if and when we are charging the maximum cost of insurance rate. We will continue to deduct the Healthy Engagement Rider charge in instances where no Rider Credits are being earned and we are charging the maximum cost of insurance rate under the policy. Although our ability to change the cost of insurance rate (subject to the maximum rate) can therefore affect whether and how much Rider Credit you may receive, no Rider Credits that we contributed to your policy value prior to such a change would be affected. The amount of the Rider Credits that are contributed to your policy value in any month also will be reduced if the death benefit under your policy then exceeds the cap shown in your policy. In such cases, the reduction in any Rider Credit will be larger as the death benefit at the time of such credit exceeds such cap. Example: Assume that your cost of insurance charge for a given month is $1000 and that the above-described percentage Rider Credit to which you are entitled for that month is 4%. Assume also that your policy’s current cost of insurance rate and death benefit are at a level that neither of the above-mentioned limits based on those factors is applicable. In that case, your Rider Credit would be $40 [$1000 x 4%] for the month in question, which would result in your policy value being $40 higher than it would have been without that month’s Rider Credit. The amount of any Rider Credit for a month in which the policy is in default will be applied first to pay any monthly deductions that are then due and unpaid and next to reduce the default payment, with any remaining amount then being contributed to your policy value in accordance with the allocation instructions then in effect for premium payments. The same procedure also will apply for any month in which the policy is being continued in force under its No-Lapse Guarantee provision, except that no amount will be applied to reduce a default payment. We have the right to change at any time the qualification standards for status categories. Such changes will be based on our expectations of the impact of those standards on future mortality, policy persistency, our expenses, our capital and reserve requirements, and our taxes relating to the policies. Any such changes, however, will be determined prospectively on a basis that does not discriminate unfairly within any class of insured persons. If we change the qualification standards for a status level, it has an effect on the amount of Rider Credits you may earn for future months, but it will not affect the Rider Credits you have already earned. Also, we may change or terminate any other incentives (such as access to health and fitness information, offers, discounts, tools, or other services designed to encourage the insured to participate in activities that promote a healthy lifestyle) that we may make available from time to time to insured persons under the Healthy Engagement Rider. If the Healthy Engagement Rider is still in effect on the later of the policy anniversary nearest the insured person’s 80th birthday or the 10th policy anniversary, the rider charge will cease to be deducted, no new Rider Credits will be earned and all previously earned Rider Credits will continue to apply as provided in the rider. The availability to the insured person of certain benefits may cease when the rider charge ceases. You may elect to discontinue the rider at any time by written notice to us. In that case, the same circumstances described above will apply. If your policy terminates for any reason, the Healthy Engagement Rider also will terminate, although no Rider Credits that we contributed to your policy value prior to the termination will be affected. Although the standards for determining a status category may be administered directly by us or through an affiliated or unaffiliated provider that we designate, any termination or change in such third-party provider will not terminate or modify the Healthy Engagement Rider or our obligations thereunder. There may be costs associated with meeting the standards to qualify for a given status level that will not be reimbursed by John Hancock USA. Examples of such costs include, but are not limited to, health coverage co-pays, health club fees, athletic events, health equipment, health monitoring devices, and athletic attire.
Accumulation Variable Universal Life 2025 Employer Market | Return of Premium Death Benefit Rider
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Return of Premium Death Benefit Rider(7)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for representative insured person
Optional Benefit Expense (of Other Amount), Maximum [Percent]	83.33%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.22%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.01%
Optional Benefit Expense, Footnotes [Text Block]	The Return of Premium Death Benefit Rider charge is determined by multiplying the NAR by the applicable cost of insurance rate. The rates vary widely depending upon the length of time the policy has been in effect, the insurance risk characteristics of the insured person and (generally) the sex of the insured person. The minimum rate shown is the rate in the first policy year for a 18 year old female standard non-smoker underwriting risk. The maximum rate shown is the rate in the thirteenth policy year for an 80 year old male substandard smoker underwriting risk. The representative insured person rate shown is for a 45 year old male standard non-smoker underwriting risk with a policy in the first policy year. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Name of Benefit [Text Block]	Return of Premium Death Benefit Rider*
Purpose of Benefit [Text Block]	Provides an additional death benefit payable upon the death of the insured person.
Brief Restrictions / Limitations [Text Block]	This benefit is available to you only if you elect death benefit Option 1. You must terminate this rider before you can elect any increase to your Supplemental Face Amount.
Name of Benefit [Text Block]	Return of Premium Death Benefit Rider*
Operation of Benefit [Text Block]	• Return of Premium Death Benefit Rider. You may elect to have your policy issued with an optional Return of Premium Death Benefit Rider. This rider provides an additional death benefit payable upon the death of the insured person. The Return of Premium Death Benefit has an initial value equal to your initial premium times the “Percentage of Premium” you select (which may range between 0% and 100%). We show the Percentage of Premium you select in the policy specifications page. This benefit is only available to you if you elect death benefit Option 1. Example: Assume that you have chosen a Return of Premium Benefit of 100% of premiums paid to the insured person's age 121, and the annual premium amount is $10,000. If you pay that premium for 40 years prior to the date of the insured person’s death, the rider will increase the death benefit paid by $400,000 [40 years x $10,000].
Accumulation Variable Universal Life 2025 Employer Market | Defined Benefit Chronic Illness Rider
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Defined Benefit Chronic Illness Rider(8)
Optional Benefit Charge, Representative [Text Block]	Charge for representative insured person
Optional Benefit Expense (of Other Amount), Maximum [Percent]	35.36%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.04%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	0.01%
Optional Benefit Expense, Footnotes [Text Block]	The charge for this rider is determined by multiplying NAR by the applicable rate. The rates vary by the chronic illness insurance risk characteristics of the insured person, the Monthly Acceleration Percentage selected, and the policy duration. The “Monthly Acceleration Percentage” is a percentage of the maximum amount you can accelerate each month. The minimum rate shown is the rate in the first policy year for a 20-year-old male super preferred non-smoker underwriting risk with a 1% Monthly Acceleration Percentage. The maximum rate shown is the rate in policy year 41 for a policy issued to cover an 80-year-old male substandard smoker underwriting risk with a 4% Monthly Acceleration Percentage. The representative insured person rate shown is for a 45-year-old male standard nonsmoker underwriting risk with a policy in the first policy year with a 4% Monthly Acceleration Percentage. These charges may not be particularly relevant to your current situation, and you can obtain information about the specific charges applicable to you from your John Hancock USA representative.
Name of Benefit [Text Block]	Defined Benefit Chronic Illness Rider*
Purpose of Benefit [Text Block]	Provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes chronically ill as defined in the policy.
Brief Restrictions / Limitations [Text Block]	Each acceleration under the rider reduces the remaining death benefit under your policy and causes a proportionate reduction in your policy value. We restrict your policy value’s exposure to market risk when benefits are paid under this rider by transferring all policy value to the fixed account. In addition, you will not be permitted to transfer policy value or allocate any additional premium payment to a variable investment account while rider benefits are paid. If this rider is exercised, death benefit option 1 must be in effect or, if not already in effect, the death benefit option must be changed to option 1. Advance payments are restricted by the IRS per diem limit under IRC Section 7702B.
Name of Benefit [Text Block]	Defined Benefit Chronic Illness Rider*
Operation of Benefit [Text Block]	• Defined Benefit Chronic Illness Rider. This rider provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes “chronically ill” so that such person is unable to perform at least two activities of daily living without substantial human assistance or has a severe cognitive impairment. The decision to add this rider must be made at issuance of the policy. The maximum amount that may be accelerated under this rider will be selected at issue by the policyholder as a percentage of the policy’s death benefit at the time of initial claim, and may not exceed $5,000,000. Once the maximum amount that may be accelerated is selected, the Monthly Acceleration Percentage will also be selected at issue as either 1%, 2%, or 4% of the chosen maximum amount. Once the insured person qualifies for benefits and initiates accelerations, monthly payments will continue until the insured person is no longer certified as chronically ill, or until the maximum amount has been accelerated at which point the rider will terminate. Each acceleration under the rider reduces the remaining death benefit under the policy and causes a proportionate reduction in the policy value. Payments under this rider are restricted to the IRS per diem limit under IRC Section 7702B. If the monthly payment amount would be greater than one twelfth of the annualized IRS per diem limit in a given calendar year, then the accelerated benefit amount will be reduced accordingly. Example: Assume that your policy has a death benefit of $100,000 and you have elected to accelerate 50% as the maximum amount and a monthly percentage of 2%. The rider’s monthly benefit amount is $100,000 x 50% x 2% = $1,000. In such a case, if the monthly benefit has been paid for 24 months prior to the insured person’s date of death, the total cumulative rider benefit paid will be 24 months x $1,000 = $24,000, then the amount of any death benefit we pay will be reduced by $24,000 and the death benefit paid would be $76,000.If you have any policy loan, we will use a pro-rata portion of each death benefit advance to repay indebtedness. For example, if current indebtedness is $10,000, the death benefit is $100,000, and the gross acceleration is $1,000, then the indebtedness will be reduced by $100 = $10,000 x ($1,000/$100,000) and the net payment would be the remaining $900. At the time of first acceleration, the policyholder may elect to receive an annualized benefit payment once per year instead of monthly payments. The amount of such annualized benefit payment will be equal to 12 times the monthly benefit payment that would otherwise be payable, less an actuarially-determined amount to compensate us for our cost (in the form of discounted interest) of making all 12 payments at the beginning of the year. The annualized benefit payment will not exceed the annualized IRS per diem limit for the calendar year. If annualized benefits are elected, payments will continue on an annual basis until the insured person is no longer certified as chronically ill, or until the maximum amount has been accelerated at which point the rider will terminate. We restrict your policy value’s exposure to market risk when benefits are being paid under this rider. At the time of first acceleration, we will automatically transfer all policy value you have in any variable investment account into our fixed account. Thereafter, so long as you receive payments under this benefit, no transfers of policy value or allocations of premium payments to a variable investment account will be allowed. Additionally, your participation in any of the automatic investment plans will also be suspended during this period.
Accumulation Variable Universal Life 2025 Employer Market | Dollar Cost Averaging
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Dollar cost averaging
Purpose of Benefit [Text Block]	Under the dollar cost averaging program, you will designate an amount that will be transferred monthly from one variable investment account into any other variable investment account, a fixed account, or a holding segment of an indexed account until the amounts are designated to a segment of the indexed account.
Brief Restrictions / Limitations [Text Block]	We reserve the right to cease to offer this program after written notice to you.
Name of Benefit [Text Block]	Dollar cost averaging
Accumulation Variable Universal Life 2025 Employer Market | Asset Allocation Balancing
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Asset allocation balancing
Purpose of Benefit [Text Block]	Under the asset allocation balancer program, you will designate a percentage allocation of policy value among variable investment accounts. We will automatically transfer amounts among the variable investment accounts at intervals you select (annually, semi-annually, quarterly, or monthly) to reestablish your chosen allocation.
Brief Restrictions / Limitations [Text Block]	We reserve the right to cease this program after written notice to you.
Name of Benefit [Text Block]	Asset allocation balancing
Accumulation Variable Universal Life 2025 Employer Market | Healthy Engagement Core Rider
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Healthy Engagement Core Rider*
Purpose of Benefit [Text Block]	This program is designed to help improve the longevity of the insured person by educating and motivating the insured person to develop and maintain a healthy lifestyle.By participating in this program, the insured person may receive discounts on certain goods and services, educational resources, tools, or other items that are designed to encourage learning and participation in healthy activities.
Brief Restrictions / Limitations [Text Block]	We reserve the right to amend aspects of the program from time to time, including the Program Rewards.In order to participate in the program, the insured person (i) must have attained Age 20, and (ii) must not have elected the Healthy Engagement Rider.
Name of Benefit [Text Block]	Healthy Engagement Core Rider*
Operation of Benefit [Text Block]	• Healthy Engagement Core Rider. Our Healthy Engagement Core Rider provides the insured person with the opportunity to participate in our Healthy Engagement Core program. This program is designed to help improve the longevity of the insured person by educating and motivating the insured person to develop and maintain a healthy lifestyle. By participating in this program, the insured person may receive discounts on certain goods and services, educational resources, tools, or other items that are designed to encourage learning and participation in heathy activities (the “Program Rewards”). In no event will John Hancock USA use any medical or other information about the insured person, after the issue date, under the program to change a risk classification or as the sole basis to deny a request for reinstatement. John Hancock USA reserves the right to amend aspects of the program from time to time, including the Program Rewards. The program may be administered by us or through an affiliated or unaffiliated company designated by us. John Hancock USA may designate or replace any such company at any time. Participation in the program is voluntary and, while there are no policy level fees associated with this rider, there may be costs associated with participating in the program that will not be reimbursed by us. Examples of such costs include, but are not limited to, health coverage co-pays, health club fees, athletic event registration fees, health equipment, health monitoring devices, athletic attire, and online access fees. Participation in the program does not provide you with the opportunity to add credits to your policy nor will it affect your policy values. In order to participate in this program, the insured person must have attained Age 20. An insured person may not participate in this program if the Healthy Engagement Rider under the policy has been elected. An insured person may elect to discontinue participation in the program at any time by written notice to us. If your policy terminates for any reason, the program will also terminate. An insured person may obtain current information about the program by visiting http://www.JohnHancockVitality.com/ or by calling 1(800)-732-5543.